[CENTURA FUNDS LOGO]

                                                           ANNUAL REPORT
                                                          APRIL 30, 2001

CENTURA LARGE CAP EQUITY FUND
CENTURA MID CAP EQUITY FUND
CENTURA SMALL CAP EQUITY FUND
CENTURA GOVERNMENT INCOME FUND
CENTURA QUALITY INCOME FUND
CENTURA NORTH CAROLINA TAX-FREE BOND FUND

                               TABLE OF CONTENTS

                          Message From Your President
                                     Page 1

                             Large Cap Equity Fund
                                     Page 4

                              Mid Cap Equity Fund
                                    Page 11

                             Small Cap Equity Fund
                                    Page 19

                             Government Income Fund
                                    Page 27

                              Quality Income Fund
                                    Page 33

                       North Carolina Tax-Free Bond Fund
                                    Page 40

                         Notes to Financial Statements
                                    Page 47

                          Independent Auditors' Report

--------------------------------------------------------------------------------

                                                            [CENTURA FUNDS LOGO]

DEAR SHAREHOLDERS:

    We are pleased to present this report for Centura Funds' fiscal year ended April 30, 2001. Last year's financial markets were extremely challenging. Market volatility was up and broad index performance was down. The Centura Funds' fiscal year coincided with one of the sharpest equity corrections in over a decade. Nevertheless, we are pleased to report that our funds remained focused and performed consistently with their objectives.

    One of our goals in 1998 when we sharpened the focus of the funds was to enable our shareholders to exploit the benefits of diversification. Since each fund has a distinct benchmark and there are no duplicate holdings, they offer shareholders the opportunity to diversify their portfolios across asset classes and sectors. This approach was rewarded last year as stocks fell and fixed income securities rose. In adhering to their objectives, our funds performed as would be expected.

    Despite last year's volatility, since July 31, 1998, all of our funds remain ahead of their respective benchmarks on a cumulative basis for the thirty three month period ended April 30, 2001. This supports our belief that over the long-term, a focused and consistent investment approach will outperform.

EQUITY MARKETS

    It was, once again, a very volatile year for the equity markets. For our fiscal year ended April 30, 2001, both the S&P 500 Index(1) and the NASDAQ Composite Index(2) posted negative returns. The S&P 500 finished 12.97% lower and the technology-heavy NASDAQ gave back 45.18%.

    Obviously, the first year of the new millennium and the first part of 2001 have not been pretty for the equity markets. Coming into 2000, many stocks were priced for perfection. Swollen Price to Earnings ratios (P/E) and soaring stock prices could only be justified if companies executed flawlessly and economic conditions remained stable. Unfortunately, neither occurred as the economy slowed, oil prices rose, and earnings faltered. Companies falling just a penny short of analysts' expectations saw their stocks lose 25-30% in a day. The hardest hit were many of 1999's technology heroes, yet the damage did not end there. Financial issues fell prey to rising interest rates, especially for the first half of 2000. Consumer cyclicals succumbed to slowing consumer spending and basic materials felt the negative effects of slowing demand both here and abroad. Nevertheless, there were some winners last year, most notably in the utility and healthcare sectors.

    Of course, some sort of correction should have been expected after the NASDAQ rose 85% in 1999. But it was still difficult to see so many good stocks fall so far, so fast, especially when the economic fundamentals were so solid. Despite little threat from inflation and unemployment, signs of a slowing economy were mounting. By the late 3rd quarter, investors concerned with growth companies' high valuations fled to the perceived safety of value stocks. We believe this to have been an overreaction that drove down the price of growth issues and sent value stocks to overvalued levels. As the economy continued to slow through the first quarter of 2001, investors not only avoided growth companies, they also began to flee newly overvalued value stocks, too. As the Funds' fiscal year came to a close, in our opinion, many stocks were oversold.

    While large cap stocks had a tough time this past year, mid and small caps performed better for the same time period. For our fiscal year the S&P Midcap 400(3) Index was up 7.04% and the S&P Smallcap 600(4) picked up 8.07%. Once again, all of this demonstrates the benefits of diversification across sectors and asset classes. Even though a falling market will take its toll on all portfolios, those that are well diversified will be in better shape to weather the storm. Providing focused investments that provide our shareholders the opportunity to diversify their portfolios among distinctly different fund options will continue to be our approach.

--------------
(1) The S&P 500 Index is an unmanaged index generally representative of the domestic stock market. An investor cannot invest directly in an index.

(2) The NASDAQ Composite Index is an unmanaged index generally representative of domestic common stocks traded on the regular Nasdaq market as well as the National Market System traded foreign common stocks and American Depository Receipt's. An investor cannot invest directly in an index.

(3) The S&P MidCap 400 Index is an unmanaged index generally representative of the domestically traded common stocks of mid-sized companies. An investor cannot invest directly in an index.

(4) The S&P Small Cap 600 Index is an unmanaged index generally representative of the domestically traded common stocks of small-sized companies. As investor cannot invest directly in an index.

FIXED INCOME MARKETS

    Both the economy and the fixed income markets have been greatly affected by the actions of the Federal Reserve (the "Fed") this past year. Our fiscal year began with the Fed raising rates 50 basis points in addition to the previous 1.25% that it had raised from the previous fiscal year. All of these rate hikes finally began to take effect about mid year and resulted in a slowing economy and falling corporate earnings. The Fed had hoped to engineer the economy into a "Soft Landing", but it turned out to be a little harder than what most experts anticipated. The economy actually fell into a "growth or profit recession". This occurs when there is a rapid deceleration in the economy's growth rate, during which period, real Gross Domestic Product (GDP) levels continue to move upward. However, this is different than a "classical recession". A "classical recession" is when there are two consecutive quarters of declining GDP. Since, we did not experience even one quarter of declining GDP levels, it is safe to say that we managed to avoid falling into a "classical recession" during this period.

    One of the main reasons the Fed raised rates last year and at the beginning of this fiscal year was its concern that aggregate demand was persistently growing faster than sustainable supply. In addition, the Fed believed the unemployment rate had fallen beyond its inflation-safe level. Consequently, the Fed thought that there was an unacceptable risk of the economy overheating resulting in greater inflation, thus the rate hikes. As the economy slowed, the Fed's view of the economy's inflationary "tilt" shifted to a stance consistent with risks being towards future economic weakness rather than worsening inflation. At this point, the Fed made its move and began cutting interest rates in hefty doses. It started with an inter-meeting rate cut of 50 basis points in January and continued slashing rates in .50% intervals, with its most recent cut on April 18. In total, the Fed lowered rates a full 2.00% from the beginning of 2001. As of the end of our fiscal year, the Fed had reversed all of its post-Asia tightening, plus another quarter-point on top of that in order to stop some of the bleeding.

    The Treasury yield curve began our fiscal year with a negative or inverted slope and finished with a positive or normal slope from the one to 30-year time periods. Short-term rates fell in conjunction with the Fed's rate cuts and long-term rates remained relatively stable to slightly higher for the fiscal year. As of April 30, 2001, the Fed Funds Target rate was 4.50%.

LOOKING FORWARD

    The last couple of years have been drenched in volatility, mainly due to the uncertainty about interest rates. If the past year proved nothing else, it demonstrated how markets hate uncertainty. There is still some uncertainty about rates, however we believe it will not be the driving force behind the markets. We think the Fed will ease at least another .25% in June. Nevertheless, we believe investors will be more concerned (as they should be) with the economy's improved outlook and corporate earnings projections instead of only focusing on the Fed's actions.

    At current levels, we believe the downside risk is now much less than the upside potential. In other words, we believe the equity market is much closer to a bottom than the top. Also remember that equity markets tend to look their worst right before the turn. We may not be there yet, but, in our opinion, we are getting close. If our opinion is correct, and we believe the Funds, which remain fully invested, are in a position to benefit.

THE FUNDS

    Centura Funds continued to provide solid performance for shareholders this past fiscal year. The following provides insight regarding each Fund. We will illustrate this discussion with the performance of Class C shares. Note, however, that Class A and B share performances were more moderate due to their higher expenses (see graphs on their respective pages).

THE CENTURA LARGE CAP EQUITY FUND

    The Fund's (Class C shares) total return was down 16.96% for the year ended April 30, 2001. The Fund's benchmark, the S&P 500 Index, also fell 12.97% for the same period. After great gains over the past several years, large cap stocks finally decided to give some of it back.

    As was mentioned above, during the latter part of 2000 there was a dramatic shift from growth stocks to value stocks. During this tumultuous period, we stayed with our discipline and chose not to pursue low-growth value stocks. It has been and continues to be our belief that long-term market leaders will come from those companies that can continue to grow earnings. While this may have weighed slightly on short-term performance, we are confident it will benefit long-term investors.

THE CENTURA MID CAP EQUITY FUND

    Due to the strong performance of mid-sized company stocks, the Centura Mid Cap Equity Fund had another very healthy year. The Fund (Class C shares) provided a total return of 6.17% for the one-year period ended April 30, 2001. This compares to a return from the S&P MidCap 400 Index of 7.04%.

--------------
Past performance is no guarantee of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

    This marks the second consecutive year that the mid-sized company stocks outperformed their large cap brethren. Properly allocated portfolios were well rewarded, once again.

THE CENTURA SMALL CAP EQUITY FUND(+)

    With a total return of -0.17% (Class C shares) for the one-year period ended April 30, 2001, the S&P SmallCap 600 Index returned 8.07% for the same time period.

    While we can make no guarantees regarding future performance, we believe that small company stocks continue to remain a potentially attractive investment class that should not be forgotten. Additionally, we believe the Centura Small Cap Equity Fund continues to be a viable investment vehicle to capture its potential.

THE CENTURA GOVERNMENT INCOME FUND

    The Centura Government Income Fund (Class C shares) provided a total return of 11.29% for the one-year period ended April 30, 2001. This compares to 11.64% for the Lehman Brothers Intermediate Government Bond Index.(5)

    Every 4 or 5 years, the fixed income markets give equity like returns. This past fiscal year was one of those years. The Centura Government Income Fund provided a high return with very low risk during this period and performed in line with its index.

THE CENTURA QUALITY INCOME FUND

    The Fund returned 12.74% (Class C shares) for the one-year period ended April 30, 2001. This compares to 12.11% for the Lehman Brothers
Government/Credit Index.(6)

    Corporate bonds continued to offer very attractive spreads to treasuries during this period. In fact, corporate spreads remained at historic levels. This situation provided an environment last year that allowed us to outperform our index. Corporate bonds should continue to perform well in the future; spreads will probably tighten as the economy continues to recover.

THE CENTURA NORTH CAROLINA TAX-FREE BOND FUND(++)

    The Centura North Carolina Tax-Free Bond Fund (Class C shares) provided a total return of 8.31% for the one-year period ended April 30, 2001. This compared to the Fund's benchmark, the Lehman Brothers 5-Year Municipal Index(7), which returned 9.07%.

    Municipal securities, though not as liquid as treasury securities, were perceived as relatively safe investments during the volatile markets of this past year. Consequently, higher quality markets like North Carolina's, continued to perform well on a relative basis.

--------------

Past performance is no guarantee of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(5) The Lehman Brothers Intermediate Government Bond Index is an unmanaged index generally representative of the government bond market. An investor cannot invest directly in an index.

(6) The Lehman Brothers Government/Credit Index is an unmanaged index generally representative of the intermediate and corporate bond markets. An investor cannot invest directly in an index.

(7) The Lipper State 5-Year Municipal Index is an unmanaged index generally representative of the municipal bond market. An investor cannot invest directly in an index.

(+) Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure.

(++) The Fund's income may be subject to certain state and local taxes and depending on your tax status, the federal alternative minimum tax.

CENTURA FUNDS, INC.
AS OF APRIL 30, 2001

                             LARGE CAP EQUITY FUND
                         GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           CLASS A
                          WITH LOAD
                       (RETURN REFLECTS
           CLASS A      MAXIMUM SALES
         WITHOUT LOAD   LOAD OF 4.50%)   S&P 500*
4/30/91       $10,000            $9,554   $10,000
4/30/92       $11,440           $10,929   $11,396
4/30/93       $12,840           $12,268   $12,447
4/30/94       $13,385           $12,788   $13,113
4/30/95       $14,903           $14,238   $15,397
4/30/96       $18,405           $17,584   $20,046
4/30/97       $21,535           $20,575   $25,076
4/30/98       $28,075           $26,822   $35,398
4/30/99       $33,572           $32,074   $43,122
4/30/00       $38,485           $36,768   $47,490
4/30/01       $31,850           $30,429   $41,329

AVERAGE ANNUAL TOTAL RETURN   1 YEAR   5 YEAR  10 YEAR
Class A without Load         (17.24%)  11.59%   12.28%
Class A with Load            (20.95%)  10.56%   11.77%
S&P 500                      (12.97%)  15.57%   15.25%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         CLASS B**  S&P 500*
4/30/91    $10,000   $10,000
4/30/92    $11,383   $11,396
4/30/93    $12,708   $12,447
4/30/94    $13,182   $13,113
4/30/95    $14,621   $15,397
4/30/96    $17,955   $20,046
4/30/97    $20,862   $25,076
4/30/98    $26,994   $35,398
4/30/99    $32,057   $43,122
4/30/00    $36,457   $47,490
4/30/01    $29,949   $41,329

AVERAGE ANNUAL TOTAL RETURN   1 YEAR   5 YEAR  10 YEAR
Class B without Load         (17.85%)  10.78%   11.59%
Class B with Load            (12.68%)  10.64%   11.59%
S&P 500                      (12.97%)  15.57%   15.25%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          CLASS C
         (NO LOAD)  S&P 500*
4/30/91    $10,000   $10,000
4/30/92    $11,497   $11,396
4/30/93    $12,954   $12,447
4/30/94    $13,573   $13,113
4/30/95    $15,190   $15,397
4/30/96    $18,842   $20,046
4/30/97    $22,085   $25,076
4/30/98    $28,869   $35,398
4/30/99    $34,627   $43,122
4/30/00    $39,779   $47,490
4/30/01    $33,033   $41,329

AVERAGE ANNUAL TOTAL RETURN   1 YEAR   5 YEAR  10 YEAR
Class C (No Load)            (16.96%)  11.88%   12.69%
S&P 500                      (12.97%)  15.57%   15.25%

Each chart represents a historical investment of $10,000 in the Centura Large Cap Equity Fund from 4/91 to 4/01, and represents the reinvestment of dividends and capital gains in the Fund.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

* The S&P 500 is an unmanaged index generally representative of the domestic stock market.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

The inception date for performance purposes is December 31, 1990. The quoted performance of the Centura Large Cap Equity Fund (formerly Equity Income Fund) includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on October 1, 1996. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The investment objective, policies and techniques of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.00%, 1.75% and 0.75% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.

The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

** Class B shares are subject to a contingent deferred sales charge (CDSC) upon redemption; no such CDSC applies after the seventh year of ownership. As such, no CDSC is applied to this 10 year performance figure.

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
LARGE CAP EQUITY FUND                                             APRIL 30, 2001

COMMON STOCKS (99.2%)
                                                                    MARKET
                                                      SHARES        VALUE
                                                    -----------  ------------
AIRLINES (0.2%)
Southwest Airlines Co.............................       20,000  $    364,200
                                                                 ------------
AUTO PARTS (0.3%)
Delphi Automotive Systems Corp....................       35,000       521,500
                                                                 ------------
AUTOMOBILES & TRUCKS (0.5%)
Ford Motor Co.....................................       30,000       884,400
                                                                 ------------
BANKING & FINANCIAL SERVICES (14.5%)
American Express Co...............................       30,000     1,273,200
Bank of New York Co., Inc.........................       25,000     1,255,000
BankAmerica Corp..................................       30,000     1,680,000
Capital One Financial Corp........................       10,000       628,600
Citigroup, Inc....................................       93,333     4,587,317
Fannie Mae........................................       25,000     2,006,500
Fifth Third Bancorp...............................       17,500       940,800
FleetBoston Financial Corp........................       30,000     1,151,100
J.P. Morgan Chase & Co............................       45,000     2,159,100
Lehman Brothers Holdings, Inc.....................       10,000       727,500
MBNA Corp.........................................       30,000     1,069,500
Mellon Financial Corp.............................       20,000       818,600
Morgan Stanley Dean Witter & Co...................       20,000     1,255,800
Northern Trust Corp...............................       15,000       975,450
PNC Financial Services Group......................       10,000       650,700
State Street Corp.................................       10,000     1,037,800
T. Rowe Price Group, Inc..........................       10,000       347,600
Wells Fargo & Co..................................       40,000     1,878,800
                                                                 ------------
                                                                   24,443,367
                                                                 ------------
CHEMICALS (1.6%)
Air Products & Chemical, Inc......................       10,000       429,900
Dow Chemical Co...................................       33,332     1,114,955
E.I. Du Pont de Nemours & Co......................       25,000     1,129,750
                                                                 ------------
                                                                    2,674,605
                                                                 ------------
COMMERCIAL SERVICES (0.3%)
Convergys Corp. (b)...............................       15,000       547,500
                                                                 ------------
COMPUTER INDUSTRY (14.8%)
Adobe Systems, Inc................................       20,000       898,400
Cisco Systems, Inc. (b)...........................      130,000     2,207,400
Citrix Systems, Inc. (b)..........................       30,000       852,000
Dell Computer Corp. (b)...........................       70,000     1,840,300
EMC Corp. (b).....................................       45,000     1,782,000
Hewlett-Packard Co................................       40,000     1,137,200
Intel Corp........................................      100,000     3,091,000
International Business Machines Corp..............       30,000     3,454,200
Microsoft Corp. (b)...............................       88,162     5,972,976
Oracle Corp. (b)..................................      105,000     1,696,800
Siebel Systems, Inc. (b)..........................       20,000       911,600
Sun Microsystems, Inc. (b)........................       68,000     1,164,160
                                                                 ------------
                                                                   25,008,036
                                                                 ------------
CONSUMER GOODS AND SERVICES (2.5%)
Colgate-Palmolive Co..............................       24,000     1,340,400
Gillette Co.......................................       20,000       567,200
Kimberly-Clark Corp...............................       20,000     1,188,000
COMMON STOCKS, CONTINUED:
                                                                    MARKET
                                                      SHARES        VALUE
                                                    -----------  ------------
Procter & Gamble Co...............................       20,000  $  1,201,000
                                                                 ------------
                                                                    4,296,600
                                                                 ------------
DISTRIBUTION/WHOLESALE (0.7%)
SYSCO Corp........................................       45,000     1,265,400
                                                                 ------------
DIVERSIFIED OPERATIONS (8.4%)
General Electric Co...............................      170,000     8,250,100
Honeywell International, Inc......................       15,000       733,200
Illinois Tool Works, Inc..........................       12,000       760,560
Minnesota Mining & Manufacturing Co...............       10,000     1,190,100
Tyco International Ltd............................       40,000     2,134,800
United Technologies Corp..........................       15,000     1,171,200
                                                                 ------------
                                                                   14,239,960
                                                                 ------------
ELECTRONIC COMPONENTS/INSTRUMENTS (3.7%)
Agilent Technologies (b)..........................       18,772       732,296
Applied Materials, Inc. (b).......................       25,000     1,365,000
KLA-Tencor Corp. (b)..............................       15,000       824,400
Micron Technology, Inc. (b).......................       15,000       680,700
Solectron Corp. (b)...............................       30,000       763,500
Texas Instruments, Inc............................       50,000     1,935,000
                                                                 ------------
                                                                    6,300,896
                                                                 ------------
ENERGY (7.1%)
Exxon Mobil Corp..................................       60,000     5,316,022
Halliburton Co....................................       20,000       864,200
Kerr-McGee Corp...................................       10,000       716,500
Royal Dutch Petroleum Co., ADR....................       40,000     2,381,200
Schlumberger Ltd..................................       15,000       994,500
Transocean Sedco Forex, Inc.......................       10,000       542,800
Unocal Corp.......................................       15,000       572,400
USX-Marathon Group................................       22,000       703,120
                                                                 ------------
                                                                   12,090,742
                                                                 ------------
FOOD AND BEVERAGES (3.4%)
Anheuser Busch Co., Inc...........................       30,000     1,199,700
Coca Cola Co......................................       40,000     1,847,600
McDonald's Corp...................................       35,000       962,500
PepsiCo, Inc......................................       40,000     1,752,400
                                                                 ------------
                                                                    5,762,200
                                                                 ------------
HEALTH CARE (13.8%)
Amgen, Inc. (b)...................................       25,000     1,528,500
Biogen, Inc. (b)..................................       15,000       969,900
Bristol-Myers Squibb Co...........................       35,000     1,960,000
Cardinal Health, Inc..............................       20,000     1,348,000
Eli Lilly & Co....................................       10,000       850,000
Forest Laboratories, Inc.--Class A (b)............       10,000       611,500
Guidant Corp. (b).................................       10,000       410,000
IMS Health, Inc...................................       20,000       549,000
Johnson & Johnson.................................       25,000     2,412,000
King Pharmaceuticals, Inc. (b)....................       10,000       421,300
Medtronic, Inc....................................       35,000     1,561,000
Merck & Co., Inc..................................       42,500     3,228,725
Pfizer, Inc.......................................      110,000     4,763,000
Pharmacia Corp....................................       20,000     1,045,200

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
LARGE CAP EQUITY FUND                                             APRIL 30, 2001

COMMON STOCKS, CONTINUED:
                                                                    MARKET
                                                      SHARES        VALUE
                                                    -----------  ------------
Schering-Plough Corp..............................       25,000  $    963,500
Watson Pharmaceuticals, Inc. (b)..................       15,000       747,000
                                                                 ------------
                                                                   23,368,625
                                                                 ------------
INSURANCE (2.7%)
AFLAC, Inc........................................       30,000       954,000
American International Group......................       45,000     3,681,000
                                                                 ------------
                                                                    4,635,000
                                                                 ------------
MACHINERY & EQUIPMENT (0.4%)
Caterpillar, Inc..................................       15,000       753,000
                                                                 ------------
MEDIA (3.6%)
AOL Time Warner (b)...............................       70,000     3,535,000
Comcast Corp.--Special Class A (b)................       30,000     1,317,300
Dow Jones & Co., Inc..............................       10,000       542,700
Gannett Co., Inc..................................       10,000       645,500
                                                                 ------------
                                                                    6,040,500
                                                                 ------------
METALS (0.6%)
Alcoa, Inc........................................       26,000     1,076,400
                                                                 ------------
PAPER PRODUCTS (0.3%)
International Paper Co............................       15,000       587,700
                                                                 ------------
REAL ESTATE (0.4%)
Pulte Corp........................................       15,000       701,700
                                                                 ------------
RETAIL (7.6%)
Bed Bath & Beyond, Inc. (b).......................       10,000       283,200
Best Buy Co., Inc. (b)............................       10,000       550,500
CVS Corp..........................................       20,000     1,179,000
Home Depot, Inc...................................       40,000     1,884,000
Lowes Co..........................................       15,000       945,000
RadioShack Corp...................................       20,000       612,600
Safeway, Inc. (b).................................       20,000     1,086,000
Target Corp.......................................       30,000     1,153,500
Wal-Mart Stores, Inc..............................       80,000     4,139,200
Walgreen Co.......................................       25,000     1,069,500
                                                                 ------------
                                                                   12,902,500
                                                                 ------------
TELECOMMUNICATIONS (6.1%)
Global Crossing Ltd. (b)..........................       50,000       626,500
Motorola, Inc.....................................       40,000       622,000
Qwest Communications International, Inc. (b)......       40,000     1,636,000
SBC Communications, Inc...........................       65,000     2,681,250
Sprint Corp. (PCS Group) (b)......................       30,000       768,900
Verizon Communications............................       50,000     2,753,500
WorldCom, Inc. (b)................................       70,000     1,277,500
                                                                 ------------
                                                                   10,365,650
                                                                 ------------
TELECOMMUNICATIONS-EQUIPMENT (1.3%)
JDS Uniphase Corp. (b)............................       19,000       406,410
Nortel Networks Corp., ADR........................       75,000     1,147,500
Tellabs, Inc. (b).................................       15,000       526,650
COMMON STOCKS, CONTINUED:
                                                                    MARKET
                                                      SHARES        VALUE
                                                    -----------  ------------
Williams Communications Group, Inc. (b)...........       20,560  $     92,931
                                                                 ------------
                                                                    2,173,491
                                                                 ------------
TRANSPORTATION & SHIPPING (0.2%)
FedEx Corp. (b)...................................       10,000       420,700
                                                                 ------------
UTILITIES (4.2%)
AES Corp. (b).....................................       25,000     1,191,750
Calpine Corp......................................       20,000     1,139,800
El Paso Corp......................................       12,300       846,240
Enron Corp........................................       25,000     1,568,000
Mirant Corp. (b)..................................       13,916       567,773
Southern Co.......................................       35,000       818,650
Williams Cos., Inc................................       25,000     1,054,250
                                                                 ------------
                                                                    7,186,463
                                                                 ------------
TOTAL COMMON STOCKS
  (Cost $168,070,890)..........................................   168,611,135
                                                                 ------------
INVESTMENT COMPANIES (0.1%)
Goldman Sachs Financial Square Prime Money Market
  Fund............................................       73,764        73,764
Provident Institutional Temporary Investment
  Fund............................................       73,765        73,765
                                                                 ------------
TOTAL INVESTMENT COMPANIES
    (Cost $147,529)............................................       147,529
                                                                 ------------
TOTAL INVESTMENTS
  (Cost $168,218,419) (a) -- 99.3%.............................   168,758,664
Other assets in excess of liabilities -- 0.7%                       1,196,138
                                                                 ------------
NET ASSETS -- 100.0%...........................................  $169,954,802
                                                                 ============

---------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $86,210. Cost for federal tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...         $ 26,246,948
Unrealized depreciation...          (25,792,913)
                                   ------------
Net unrealized
  appreciation............         $    454,035
                                   ============

(b)  Represents non-income producing security.
ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND

  STATEMENT OF ASSETS AND LIABILITIES

                                                                  APRIL 30, 2001

ASSETS:
Investments, at value (cost
  $168,218,419).........................            $ 168,758,664
Dividends receivable....................                  111,455
Receivable for capital shares issued....                   10,284
Receivable for investments sold.........                1,149,079
Prepaid expenses........................                    5,290
                                                    -------------
  TOTAL ASSETS..........................              170,034,772
LIABILITIES:
Payable for capital shares redeemed.....  $  3,763
Accrued expenses and other payables:
  Investment advisory fees..............    19,367
  Administration fees...................     4,150
  Distribution fees.....................     7,433
  Other.................................    45,257
                                          --------
  TOTAL LIABILITIES.....................                   79,970
                                                    -------------
NET ASSETS:
Capital.................................              170,743,180
Accumulated net realized (loss) from
  investment transactions...............               (1,328,623)
Net unrealized appreciation from
  investments...........................                  540,245
                                                    -------------
NET ASSETS..............................            $ 169,954,802
                                                    =============
Class A
  Net Assets............................            $  14,125,748
  Shares................................                1,175,039
  Redemption price per share............            $       12.02
                                                    =============
Maximum Sales Charge--Class A...........                     4.50%
  Maximum Offering Price per share
    (100%/(100% - Maximum Sales Charge)
    of net asset value adjusted to the
    nearest cent).......................            $       12.59
                                                    =============
Class B
  Net Assets............................            $   5,990,071
  Shares................................                  510,545
  Offering price per share*.............            $       11.73
                                                    =============
Class C
  Net Assets............................            $ 149,838,983
  Shares................................               12,418,402
  Offering and redemption price per
    share...............................            $       12.07
                                                    =============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                               FOR THE YEAR ENDED APRIL 30, 2001

INVESTMENT INCOME:
Dividend income.........................               $   1,949,794
                                                       -------------
EXPENSES:
Investment advisory fees................  $ 1,406,150
Administration fees.....................      301,318
Distribution fees--Class A..............       86,574
Distribution fees--Class B..............       69,574
Custodian fees..........................       50,221
Fund accounting fees....................       66,746
Transfer agent fees.....................       85,262
Other...................................      100,406
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                   2,166,251
  Expenses voluntarily reduced..........                     (43,287)
                                                       -------------
  Net Expenses..........................                   2,122,964
                                                       -------------
NET INVESTMENT (LOSS)...................                    (173,170)
                                                       -------------
REALIZED/UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized gain from investment
  transactions..........................                   1,307,766
Change in unrealized (depreciation) from
  investments...........................                 (38,814,661)
                                                       -------------
Net realized/unrealized (loss) from
  investments...........................                 (37,506,895)
                                                       -------------
Change in net assets resulting from
  operations............................               $ (37,680,065)
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE YEAR ENDED APRIL 30,
                                          ------------------------------
                                               2001            2000
                                          --------------  --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)..........  $     (173,170) $       62,592
  Net realized gains from investment
    transactions........................       1,307,766      19,408,209
  Change in unrealized appreciation
    (depreciation) from investments.....     (38,814,661)      7,584,907
                                          --------------  --------------
Change in net assets resulting from
  operations............................     (37,680,065)     27,055,708
                                          --------------  --------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............              --          (1,740)
  In excess of net investment income....              --          (2,818)
  From net realized gains from
    investment transactions.............      (1,147,449)       (274,175)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net realized gains from
    investment transactions.............        (466,844)       (116,388)
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net investment income............              --         (81,818)
  In excess of net investment income....          (7,548)       (132,509)
  From net realized gains from
    investment transactions.............     (11,853,520)     (3,024,952)
                                          --------------  --------------
Change in net assets from shareholder
  dividends.............................     (13,475,361)     (3,634,400)
                                          --------------  --------------
Change in net assets from capital
  transactions..........................         206,043      51,153,334
                                          --------------  --------------
Change in net assets....................     (50,949,383)     74,574,642
NET ASSETS:
  Beginning of period...................     220,904,185     146,329,543
                                          --------------  --------------
  End of period.........................  $  169,954,802  $  220,904,185
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                                                                                   FOR THE
                                       FOR THE YEAR ENDED APRIL 30,              PERIOD ENDED
                             ------------------------------------------------     APRIL 30,
                               2001         2000         1999         1998          1997 A
                             ---------    ---------    ---------    ---------    ------------
Net Asset Value,
  Beginning of Period....     $ 15.56      $ 13.81      $ 12.60      $ 10.91       $ 10.00
                              -------      -------      -------      -------       -------
Investment Activities
  Net investment income
    (loss)...............       (0.04)       (0.02)        0.10         0.26          0.14
  Net realized and
    unrealized gains
    (losses) from
    investments..........       (2.55)        2.03         2.19         2.90          0.93
                              -------      -------      -------      -------       -------
  Total from Investment
    Activities...........       (2.59)        2.01         2.29         3.16          1.07
                              -------      -------      -------      -------       -------
Dividends
  Net investment
    income...............          --           --        (0.10)       (0.26)        (0.14)
  In excess of net
    investment income....          --        (0.01)          --           --            --
  Net realized gains.....       (0.95)       (0.25)       (0.98)       (1.21)        (0.02)
                              -------      -------      -------      -------       -------
  Total Dividends........       (0.95)       (0.26)       (1.08)       (1.47)        (0.16)
                              -------      -------      -------      -------       -------
Net Asset Value, End of
  Period.................     $ 12.02      $ 15.56      $ 13.81      $ 12.60       $ 10.91
                              =======      =======      =======      =======       =======
TOTAL RETURN (EXCLUDES
  SALES CHARGE)..........      (17.24%)      14.63%       19.58%       30.36%        10.69%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........     $14,126      $19,044      $ 2,335      $ 1,490       $   338
Ratio of expenses to
  average net assets.....        1.25%        1.25%        1.14%        0.90%         0.99%(b)
Ratio of net investment
  income (loss) to
  average net assets.....       (0.28%)      (0.22%)       0.72%        2.05%         2.15%(b)
Ratio of expenses to
  average net assets*....        1.50%        1.50%        1.51%        1.55%         1.65%(b)
Portfolio turnover
  rate**.................          31%          63%         114%          39%           24%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  FOR THE PERIOD FROM OCTOBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO
     APRIL 30, 1997.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                                                                   FOR THE
                                       FOR THE YEAR ENDED APRIL 30,              PERIOD ENDED
                             ------------------------------------------------     APRIL 30,
                               2001         2000         1999         1998         1997 (A)
                             ---------    ---------    ---------    ---------    ------------
Net Asset Value,
  Beginning of Period....     $ 15.32      $ 13.70      $ 12.55      $ 10.88       $ 10.00
                              -------      -------      -------      -------       -------
Investment Activities
  Net investment income
    (loss)...............       (0.14)       (0.11)       (0.01)        0.17          0.11
  Net realized and
    unrealized gains
    (losses) from
    investments..........       (2.50)        1.98         2.20         2.88          0.90
                              -------      -------      -------      -------       -------
  Total from Investment
    Activities...........       (2.64)        1.87         2.19         3.05          1.01
                              -------      -------      -------      -------       -------
Dividends
  Net investment
    income...............          --           --        (0.06)       (0.17)        (0.11)
  Net realized gains.....       (0.95)       (0.25)       (0.98)       (1.21)        (0.02)
                              -------      -------      -------      -------       -------
  Total Dividends........       (0.95)       (0.25)       (1.04)       (1.38)        (0.13)
                              -------      -------      -------      -------       -------
Net Asset Value, End of
  Period.................     $ 11.73      $ 15.32      $ 13.70      $ 12.55       $ 10.88
                              =======      =======      =======      =======       =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....      (17.85%)      13.72%       18.76%       29.39%        10.15%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........     $ 5,990      $ 7,703      $ 4,138      $ 2,182       $   427
Ratio of expenses to
  average net assets.....        2.00%        2.00%        1.90%        1.64%         1.71%(b)
Ratio of net investment
  income (loss) to
  average net assets.....       (1.03%)      (0.94%)      (0.09%)       1.30%         1.52%(b)
Ratio of expenses to
  average net assets*....            (d)          (d)      2.01%        2.05%         2.12%(b)
Portfolio turnover
  rate**.................          31%          63%         114%          39%           24%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  FOR THE PERIOD FROM OCTOBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO
     APRIL 30, 1997.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                                   CONTINUED

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS C

                                                                                   FOR THE
                                       FOR THE YEAR ENDED APRIL 30,              PERIOD ENDED
                             ------------------------------------------------     APRIL 30,
                               2001         2000         1999         1998         1997 (A)
                             ---------    ---------    ---------    ---------    ------------
Net Asset Value,
  Beginning of Period....    $  15.57     $  13.80     $  12.58      $ 10.89       $ 10.00
                             --------     --------     --------      -------       -------
Investment Activities
  Net investment income
    (loss)...............          (e)        0.01         0.12         0.29          0.15
  Net realized and
    unrealized gains
    (losses) from
    investments..........       (2.55)        2.03         2.21         2.89          0.91
                             --------     --------     --------      -------       -------
  Total from Investment
    Activities...........       (2.55)        2.04         2.33         3.18          1.06
                             --------     --------     --------      -------       -------
Dividends
  Net investment
    income...............          --        (0.01)       (0.13)       (0.28)        (0.15)
  In excess of net
    investment income....          (e)       (0.01)          --           --            --
  Net realized gains.....       (0.95)       (0.25)       (0.98)       (1.21)        (0.02)
                             --------     --------     --------      -------       -------
  Total Dividends........       (0.95)       (0.27)       (1.11)       (1.49)        (0.17)
                             --------     --------     --------      -------       -------
Net Asset Value, End of
  Period.................    $  12.07     $  15.57     $  13.80      $ 12.58       $ 10.89
                             ========     ========     ========      =======       =======
TOTAL RETURN.............      (16.96%)      14.88%       19.94%       30.72%        10.65%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........    $149,839     $194,157     $139,857      $65,053       $52,486
Ratio of expenses to
  average net assets.....        1.00%        1.00%        0.92%        0.67%         0.75%(b)
Ratio of net investment
  income (loss) to
  average net assets.....       (0.03%)       0.09%        0.82%        2.37%         2.45%(b)
Ratio of expenses to
  average net assets*....            (d)          (d)      1.02%        1.08%         1.17%(b)
Portfolio turnover
  rate**.................          31%          63%         114%          39%           24%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  FOR THE PERIOD FROM OCTOBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO
     APRIL 30, 1997.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.
(e)  LESS THAN $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
AS OF APRIL 30, 2001

                              MID CAP EQUITY FUND
                         GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           CLASS A     CLASS A WITH LOAD (RETURN REFLECTS
         WITHOUT LOAD     MAXIMUM SALES LOAD OF 4.50%)     S&P MIDCAP 400*
4/30/91       $10,000                              $9,554          $10,000
4/30/92       $11,647                             $11,128          $12,004
4/30/93       $13,178                             $12,591          $13,744
4/30/94       $14,329                             $13,691          $15,094
4/30/95       $15,691                             $14,992          $16,572
4/30/96       $21,139                             $20,197          $21,511
4/30/97       $23,580                             $22,529          $23,690
4/30/98       $32,197                             $30,762          $35,042
4/30/99       $34,962                             $33,403          $37,296
4/30/00       $42,356                             $40,468          $46,070
4/30/01       $44,865                             $42,865          $49,315

AVERAGE ANNUAL TOTAL RETURN  1 YEAR  5 YEAR  10 YEAR
Class A without Load          5.92%  16.24%   16.20%
Class A with Load             1.16%  15.18%   15.67%
S&P MidCap 400                7.04%  18.05%   17.30%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        S&P
         CLASS B**  MIDCAP 400*
4/30/91    $10,000      $10,000
4/30/92    $11,624      $12,004
4/30/93    $13,089      $13,744
4/30/94    $14,181      $15,094
4/30/95    $15,407      $16,572
4/30/96    $20,604      $21,511
4/30/97    $22,826      $23,690
4/30/98    $30,939      $35,042
4/30/99    $33,364      $37,296
4/30/00    $40,139      $46,070
4/30/01    $42,193      $49,315

AVERAGE ANNUAL TOTAL RETURN  1 YEAR  5 YEAR  10 YEAR
Class B without Load          5.12%  15.41%   15.48%
Class B with Load             0.91%  15.32%   15.48%
S&P MidCap 400                7.04%  18.05%   17.30%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         CLASS C (NO LOAD)  S&P MIDCAP 400*
4/30/91            $10,000          $10,000
4/30/92            $11,719          $12,004
4/30/93            $13,319          $13,744
4/30/94            $14,548          $15,094
4/30/95            $15,958          $16,572
4/30/96            $21,538          $21,511
4/30/97            $24,083          $23,690
4/30/98            $32,967          $35,042
4/30/99            $35,911          $37,296
4/30/00            $43,693          $46,070
4/30/01            $46,389          $49,315

AVERAGE ANNUAL TOTAL RETURN  1 YEAR  5 YEAR  10 YEAR
Class C (No Load)             6.17%  16.59%   16.58%
S&P MidCap 400                7.04%  18.05%   17.30%

Each chart represents a historical investment of $10,000 in the Centura Mid Cap Equity Fund from 4/91 to 4/01, and represents the reinvestment of dividends and capital gains in the Fund.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

* The S&P MIDCAP 400 is an unmanaged index generally representative of the domestically traded common stocks of mid-size companies.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

The inception date for performance purposes is December 31, 1990. The quoted performance of the Centura Mid Cap Equity Fund (formerly Equity Growth Fund) includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The investment objective, policies and techniques of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.25%, 2.00% and 1.00% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.

The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

** Class B shares are subject to a contingent deferred sales charge (CDSC) upon redemption; no such CDSC applies after the seventh year of ownership. As such, no CDSC is applied to this 10 year performance figure.

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
MID CAP EQUITY FUND                                               APRIL 30, 2001

COMMON STOCKS (85.9%)
                                                           MARKET
                                             SHARES        VALUE
                                          ------------  ------------
AUTO PARTS (1.1%)
Lear Corp. (b)..........................        20,000  $    720,000
SPX Corp. (b)...........................        10,000     1,126,100
                                                        ------------
                                                           1,846,100
                                                        ------------
BANKING & FINANCIAL SERVICES (14.1%)
A.G. Edwards, Inc.......................        33,000     1,342,110
Allmerica Financial Corp................        12,000       606,000
Astoria Financial Corp..................        17,000       983,620
City National Corp......................        20,000       773,000
Compass Bancshares, Inc.................        40,000       925,600
Dime Bancorp, Inc.......................        40,000     1,334,000
E*Trade Group, Inc. (b).................        30,000       282,000
First Tennessee National Corp...........        27,000       882,090
Golden State Bancorp, Inc...............        30,000       894,000
Greenpoint Financial Corp...............        25,000       920,000
Legg Mason, Inc.........................        14,000       670,180
M&T Bank Corp...........................        20,000     1,430,999
Marshall & Ilsley Corp..................        25,000     1,261,500
Mercantile Bankshares Corp..............        26,000       976,300
National Commerce Bancorp...............        55,000     1,370,050
North Fork Bancorp, Inc.................        35,000       929,250
Provident Financial Group, Inc..........        14,000       417,480
SEI Investment Co.......................        30,000     1,203,300
Silicon Valley Bancshares (b)...........        34,000       852,040
Sovereign Bancorp, Inc..................        70,000       742,700
TCF Financial Corp......................        29,000     1,102,870
Waddell & Reed Financial, Inc...........        40,000     1,216,800
Wilmington Trust Corp...................        14,000       809,200
Zions Bancorp...........................        25,000     1,332,250
                                                        ------------
                                                          23,257,339
                                                        ------------
BUILDING PRODUCTS (1.3%)
American Standard Cos., Inc. (b)........        20,000     1,205,000
Martin Marietta Materials, Inc..........        20,000       919,400
                                                        ------------
                                                           2,124,400
                                                        ------------
BUSINESS EQUIPMENT & SERVICES (1.2%)
Acxiom Corp. (b)........................        25,000       379,250
ChoicePoint, Inc. (b)...................        25,000       927,500
Comdisco, Inc...........................        25,500        78,540
Manpower, Inc...........................        19,000       614,650
                                                        ------------
                                                           1,999,940
                                                        ------------
CHEMICALS (1.7%)
Cabot Corp..............................        10,000       325,100
Cabot Microelectronics Corp. (b)........         5,609       359,088
Cytec Industries, Inc. (b)..............        20,000       654,200
Ferro Corp..............................        15,000       313,050
Olin Corp...............................        25,000       473,750
Solutia, Inc............................        50,000       635,000
                                                        ------------
                                                           2,760,188
                                                        ------------
COMMERCIAL SERVICES (1.7%)
Concord EFS, Inc. (b)...................        35,000     1,629,250
Plexus Corp. (b)........................        20,000       614,400
COMMON STOCKS, CONTINUED:
                                                           MARKET
                                             SHARES        VALUE
                                          ------------  ------------
Quanta Services, Inc. (b)...............        25,000  $    642,250
                                                        ------------
                                                           2,885,900
                                                        ------------
COMPUTER INDUSTRY (7.9%)
3Com Corp. (b)..........................        50,000       326,000
Cadence Design Systems, Inc. (b)........        50,000     1,035,000
DST Systems, Inc. (b)...................        35,000     1,719,200
Electronic Arts, Inc. (b)...............        30,000     1,698,600
InFocus Corp. (b).......................        11,000       214,610
Macromedia, Inc. (b)....................        15,000       339,900
NVIDIA Corp. (b)........................        16,000     1,332,800
QLogic Corp. (b)........................        10,000       428,900
Rational Software Corp. (b).............        60,000     1,452,600
Red Hat, Inc. (b).......................        20,000       103,000
SanDisk Corp. (b).......................        10,000       268,600
SunGard Data Systems, Inc. (b)..........        25,000     1,381,750
Symantec Corp. (b)......................        20,000     1,296,200
Synopsys, Inc. (b)......................        17,000       976,310
Wind River Systems, Inc. (b)............        20,000       562,400
                                                        ------------
                                                          13,135,870
                                                        ------------
CONSUMER GOODS AND SERVICES (1.5%)
Fastenal Co.............................        15,000       972,750
Jones Apparel Group, Inc. (b)...........        40,000     1,589,600
                                                        ------------
                                                           2,562,350
                                                        ------------
DIVERSIFIED OPERATIONS (0.9%)
Teleflex, Inc...........................        15,000       733,650
Viad Corp...............................        31,000       770,660
                                                        ------------
                                                           1,504,310
                                                        ------------
DRUGS (3.5%)
IDEC Pharmaceuticals Corp. (b)..........        35,000     1,722,000
ICN Pharmaceuticals, Inc................        23,000       589,260
Millennium Pharmaceuticals, Inc. (b)....        55,000     2,046,000
Mylan Laboratories, Inc.................        20,000       534,800
Sepracor, Inc. (b)......................        10,000       263,600
Vertex Pharmaceuticals, Inc. (b)........        15,000       578,400
                                                        ------------
                                                           5,734,060
                                                        ------------
EDUCATION (0.6%)
Apollo Group, Inc.--Class A (b).........        30,000       933,000
                                                        ------------
ELECTRONIC COMPONENTS/INSTRUMENTS (9.9%)
Arrow Electronics, Inc. (b).............        24,000       672,000
Atmel Corp. (b).........................       110,000     1,527,900
Cypress Semiconductor Corp. (b).........        35,000       791,000
Integrated Device Technology,
  Inc. (b)..............................        40,000     1,566,800
International Rectifier Corp. (b).......        10,000       555,000
KEMET Corp. (b).........................        30,000       615,600
Lattice Semiconductor Corp. (b).........        20,000       492,600
Linear Technology Corp..................        35,000     1,681,400
Micrel, Inc. (b)........................        30,000     1,018,800
Microchip Technology, Inc. (b)..........        27,000       781,110
Polycom, Inc. (b).......................        25,000       580,750
SCI Systems, Inc. (b)...................        45,000     1,149,750

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
MID CAP EQUITY FUND                                               APRIL 30, 2001

COMMON STOCKS, CONTINUED:
                                                           MARKET
                                             SHARES        VALUE
                                          ------------  ------------
Semtech Corp. (b).......................        10,000  $    287,700
Sensormatic Electronics Corp. (b).......        25,000       362,500
Transwitch Corp. (b)....................        20,000       347,000
TriQuint Semiconductor, Inc. (b)........         6,000       174,180
Vishay Intertechnology, Inc. (b)........        75,000     1,871,250
Vitesse Semiconductor Corp. (b).........        15,000       508,500
Waters Corp. (b)........................        25,000     1,305,000
                                                        ------------
                                                          16,288,840
                                                        ------------
ENERGY (7.8%)
BJ Services Co. (b).....................        20,000     1,645,000
Diamond Offshore Drilling, Inc..........        15,000       658,800
ENSCO International, Inc................        25,000       972,500
Grant Prideco, Inc. (b).................        40,000       800,000
Hanover Compressor Co. (b)..............        20,000       728,000
Marine Drilling Cos., Inc. (b)..........        25,000       749,250
Murphy Oil Corp.........................        13,000     1,066,000
Noble Affiliates, Inc...................        19,000       825,930
Ocean Energy, Inc.......................        55,000     1,018,050
Pioneer Natural Resources Co. (b).......        40,000       764,400
Questar Corp............................        28,000       900,760
Smith International, Inc. (b)...........        14,000     1,136,660
Weatherford International, Inc. (b).....        28,000     1,630,440
                                                        ------------
                                                          12,895,790
                                                        ------------
FOOD AND BEVERAGES (3.0%)
Brinker International, Inc. (b).........        25,000       717,500
Hershey Foods Corp......................        15,000       906,150
Hormel Foods Corp.......................        45,000       927,900
IBP, Inc................................        30,000       477,000
McCormick & Co., Inc....................        15,000       589,500
PepsiAmericas, Inc......................        40,000       594,000
Tyson Foods, Inc........................        60,000       826,200
                                                        ------------
                                                           5,038,250
                                                        ------------
HEALTH CARE (8.7%)
AmeriSource Health Corp.--Class A (b)...        15,000       810,000
Apogent Technologies, Inc. (b)..........        35,000       805,000
Barr Laboratories, Inc. (b).............        10,000       579,500
Beckman Coulter, Inc....................        20,000       711,000
Bergen Brunswig Corp....................        45,000       823,500
DENTSPLY International, Inc.............        20,000       783,600
Express Scripts, Inc.--Class A (b)......         8,000       679,200
Genzyme Corp. (b).......................        23,000     2,506,310
Gilead Sciences, Inc. (b)...............        26,000     1,273,480
Health Management Associates, Inc.
  (b)...................................        50,000       896,000
Hillenbrand Industries, Inc.............        20,000     1,010,000
IVAX Corp. (b)..........................        30,000     1,201,500
Oxford Health Plans, Inc. (b)...........        20,000       622,000
Quest Diagnostics, Inc. (b).............        14,000     1,724,800
                                                        ------------
                                                          14,425,890
                                                        ------------
INSURANCE (0.4%)
Protective Life Corp....................        24,000       718,080
                                                        ------------
COMMON STOCKS, CONTINUED:
                                                           MARKET
                                             SHARES        VALUE
                                          ------------  ------------
LEISURE (0.8%)
International Game Technology (b).......        13,825  $    773,233
Park Place Entertainment Corp. (b)......        50,000       556,000
                                                        ------------
                                                           1,329,233
                                                        ------------
MEDIA (3.3%)
Belo (A.H.) Corp.--Class A..............        35,000       617,400
Entercom Communications
  Corp. (b).............................        15,000       684,300
Hispanic Broadcasting Corp.--Class A
  (b)...................................        30,000       719,100
Houghton Mifflin Co.....................        10,000       455,100
Media General, Inc.--Class A............        10,000       480,600
Readers Digest Assoc., Inc.--
  Class A...............................        25,000       691,250
Washington Post Co......................         1,900     1,103,900
Westwood One, Inc. (b)..................        30,000       787,500
                                                        ------------
                                                           5,539,150
                                                        ------------
METALS (0.6%)
Carpenter Technology Corp...............        14,000       366,800
Precision Castparts Corp................        15,000       560,400
                                                        ------------
                                                             927,200
                                                        ------------
PAPER PRODUCTS (1.3%)
Bowater, Inc............................        20,000       970,000
Georgia-Pacific Timber Group............        25,000       740,250
Longview Fibre Co.......................        40,000       508,000
                                                        ------------
                                                           2,218,250
                                                        ------------
POLLUTION CONTROL (0.4%)
Donaldson Co., Inc......................        22,000       608,960
                                                        ------------
RETAIL (4.7%)
Abercrombie & Fitch Co.--
  Class A (b)...........................        30,000       999,000
Barnes & Noble, Inc. (b)................        12,000       381,480
BJ's Wholesale Club, Inc. (b)...........        25,000     1,132,500
CDW Computer Centers, Inc. (b)..........        25,000     1,010,500
Coach, Inc. (b).........................        25,000       811,000
Dollar Tree Stores, Inc. (b)............        33,000       690,360
Family Dollar Stores, Inc...............        45,000     1,147,950
May Department Stores Co................        30,000     1,117,500
Williams-Sonoma, Inc. (b)...............        17,000       511,190
                                                        ------------
                                                           7,801,480
                                                        ------------
TELECOMMUNICATIONS (2.2%)
Broadwing, Inc. (b).....................        40,000       992,000
Price Communications Corp. (b)..........        30,000       540,600
Telephone & Data Systems, Inc...........        20,000     2,100,000
                                                        ------------
                                                           3,632,600
                                                        ------------
TELECOMMUNICATIONS-EQUIPMENT (1.0%)
Advanced Fibre Communication, Inc.
  (b)...................................        20,000       313,800
L-3 Communications Holdings,
  Inc. (b)..............................        10,000       772,500
                                                        ------------

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
MID CAP EQUITY FUND                                               APRIL 30, 2001

COMMON STOCKS, CONTINUED
                                             SHARES
                                               OR
                                           PRINCIPAL       MARKET
                                             AMOUNT        VALUE
                                          ------------  ------------
Powerwave Technologies, Inc. (b)........        30,000  $    545,100
                                                        ------------
                                                           1,631,400
                                                        ------------
TOBACCO (0.4%)
R.J. Reynolds Tobacco Holdings, Inc.....        10,000       585,700
                                                        ------------
TRANSPORTATION & SHIPPING (0.7%)
Expeditors International of
  Washington, Inc.......................        11,000       550,330
GATX Corp...............................        14,000       557,900
                                                        ------------
                                                           1,108,230
                                                        ------------
UTILITIES (5.2%)
American Water Works Co., Inc...........        20,000       620,000
DPL, Inc................................        35,000     1,084,650
Energy East Corp........................        35,000       705,250
IDACORP, Inc............................        16,000       616,000
National Fuel Gas Co....................        15,000       843,000
Northeast Utilities.....................        45,000       803,250
OGE Energy Corp.........................        45,000       992,250
TECO Energy, Inc........................        40,000     1,279,600
UtiliCorp United, Inc...................        19,833       700,070
Vectren Corp............................        10,000       226,400
WGL Holdings, Inc.......................        27,000       772,200
                                                        ------------
                                                           8,642,670
                                                        ------------
TOTAL COMMON STOCKS (Cost $133,115,228)...............   142,135,180
                                                        ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.0%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (6.0%)
  4.84%, 5/15/01*.......................  $ 10,000,000     9,979,918
                                                        ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $9,981,256)...................................     9,979,918
                                                        ------------

WARRANT (0.0%)
                                             SHARES
                                               OR
                                           PRINCIPAL       MARKET
                                             AMOUNT        VALUE
                                          ------------  ------------
Dime Bancorp, Inc.......................        40,000  $      9,200
                                                        ------------
TOTAL WARRANT
  (Cost $0)...........................................         9,200
                                                        ------------

INVESTMENT COMPANIES (7.6%)
Cyclical/Transportation Select Sector
  SPDR..................................        45,000     1,228,950
                                                        ------------
  (Cost $1,061,606)...................................     1,228,950
                                                        ------------
Goldman Sachs Financial Square Prime
  Money Market Fund.....................     5,733,349     5,733,349
Provident Institutional Temporary
  Investment Fund.......................     5,733,349     5,733,349
                                                        ------------
TOTAL INVESTMENT COMPANIES
  (Cost $12,528,304)..................................    12,695,648
                                                        ------------
TOTAL INVESTMENTS
  (Cost $155,624,788) (a) -- 99.5%....................   164,819,946
Other assets in excess of liabilities (c) -- 0.5%.....       848,141
                                                        ------------
NET ASSETS -- 100.0%..................................  $165,668,087
                                                        ============

---------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $598,698. Cost for federal tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $   23,767,372
Unrealized depreciation...     (15,170,912)
                            --------------
Net unrealized
  appreciation............  $    8,596,460
                            ==============

(b)  Represents non-income producing securities.
(c) Includes $900,000 cash held as collateral for futures contracts. *Represents discount note.
SPDR -- Standard & Poor's Depositary Receipt

                                 NUMBER OF      MARKET       UNREALIZED
                                 CONTRACTS      VALUE       APPRECIATION
                                 ---------   ------------   ------------
PURCHASED FUTURES CONTRACT:
S&P Midcap 400 Future, notional
 amount $14,442,500, expiring
 June 15, 2001                      60       $15,373,500      $931,000
                                    --       -----------      --------
TOTAL FUTURES                                $15,373,500      $931,000

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
MID CAP EQUITY FUND

  STATEMENT OF ASSETS AND LIABILITIES

                                                                  APRIL 30, 2001

ASSETS:
Investments, at value (cost
  $155,624,788).........................            $ 164,819,946
Cash held for margin deposits on
  futures...............................                  900,000
Interest and dividends receivable.......                  110,630
Receivable for capital shares issued....                   13,257
Receivable for investments sold.........                  723,080
Receivable for net variation margin on
  open futures contracts................                   76,500
Prepaid expenses........................                    4,051
                                                    -------------
  TOTAL ASSETS..........................              166,647,464
LIABILITIES:
Payable for investments purchased.......  $802,400
Payable for capital shares redeemed.....    78,281
Accrued expenses and other payables:
  Investment advisory fees..............    18,632
  Administration fees...................     3,993
  Distribution fees.....................    18,063
  Other.................................    58,008
                                          --------
  TOTAL LIABILITIES.....................                  979,377
                                                    -------------
NET ASSETS:
Capital.................................              144,583,393
Accumulated net realized gain from
  investment transactions...............               10,958,536
Net unrealized appreciation from
  investments and futures...............               10,126,158
                                                    -------------
NET ASSETS..............................            $ 165,668,087
                                                    =============
Class A
  Net Assets............................            $  28,312,243
  Shares................................                2,361,140
  Redemption price per share............            $       11.99
                                                    =============
Maximum Sales Charge--Class A...........                     4.50%
  Maximum Offering Price per share
    (100%/(100% - Maximum Sales Charge)
    of net asset value adjusted to the
    nearest cent).......................            $       12.55
                                                    =============
Class B
  Net Assets............................            $  16,513,582
  Shares................................                1,458,515
  Offering price per share*.............            $       11.32
                                                    =============
Class C
  Net Assets............................            $ 120,842,262
  Shares................................                9,960,563
  Offering and redemption price per
    share...............................            $       12.13
                                                    =============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                               FOR THE YEAR ENDED APRIL 30, 2001

INVESTMENT INCOME:
Interest income.........................            $     282,219
Dividend income.........................                1,725,040
                                                    -------------
  TOTAL INCOME..........................                2,007,259
EXPENSES:
Investment advisory fees................  $999,897
Administration fees.....................   214,264
Distribution fees--Class A..............   150,341
Distribution fees--Class B..............   170,364
Custodian fees..........................    35,713
Fund accounting fees....................    50,720
Transfer agent fees.....................   130,740
Other...................................    82,049
                                          --------
  Total expenses before voluntary fee
    reductions..........................                1,834,088
  Expenses voluntarily reduced..........                  (75,171)
                                                    -------------
  Net Expenses..........................                1,758,917
                                                    -------------
  NET INVESTMENT INCOME.................                  248,342
                                                    -------------
REALIZED/UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
  Net realized gain from investment
    transactions and futures............               30,961,564
  Change in unrealized (depreciation)
    from investments and futures........              (22,333,729)
                                                    -------------
  Net realized/unrealized gain from
    investments.........................                8,627,835
                                                    -------------
  Change in net assets resulting from
    operations..........................            $   8,876,177
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
MID CAP EQUITY FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE YEAR ENDED APRIL 30,
                                          ------------------------------
                                               2001            2000
                                          --------------  --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)..........  $     248,342   $    (112,570)
  Net realized gains from investment
    transactions........................     30,961,564      13,802,192
  Change in unrealized appreciation
    (depreciation) from investments and
    futures.............................    (22,333,729)     12,647,952
                                          -------------   -------------
Change in net assets resulting from
  operations............................      8,876,177      26,337,574
                                          -------------   -------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............        (28,407)             --
  In excess of net investment income....           (629)             --
  From net realized gains from
    investment transactions.............     (6,097,544)     (7,307,959)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net realized gains from
    investment transactions.............     (3,625,716)     (4,088,244)
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net investment income............       (219,935)             --
  In excess of net investment income....         (4,866)        (18,186)
  From net realized gains from
    investment transactions.............    (19,314,043)    (18,915,799)
                                          -------------   -------------
Change in net assets from shareholder
  dividends.............................    (29,291,140)    (30,330,188)
                                          -------------   -------------
Change in net assets from capital
  transactions..........................     53,595,254     (35,719,712)
                                          -------------   -------------
Change in net assets....................     33,180,291     (39,712,326)
NET ASSETS:
  Beginning of year.....................    132,487,796     172,200,122
                                          -------------   -------------
  End of year...........................  $ 165,668,087   $ 132,487,796
                                          =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
MID CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2001         2000         1999         1998         1997
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Period....     $ 14.02      $ 15.33      $ 16.14      $ 15.33      $ 14.31
                              -------      -------      -------      -------      -------
Investment Activities
  Net investment income
    (loss)...............        0.01        (0.02)        0.03         0.05         0.06
  Net realized and
    unrealized gain from
    investments and
    futures..............        0.98         2.69         1.15         4.92         1.58
                              -------      -------      -------      -------      -------
  Total from Investment
    Activities...........        0.99         2.67         1.18         4.97         1.64
                              -------      -------      -------      -------      -------
Dividends
  Net investment
    income...............       (0.01)          --        (0.04)       (0.05)       (0.06)
  In excess of net
    investment income....          (a)          --           --           --           --
  Net realized gain......       (3.01)       (3.98)       (1.95)       (4.11)       (0.56)
                              -------      -------      -------      -------      -------
  Total Dividends........       (3.02)       (3.98)       (1.99)       (4.16)       (0.62)
                              -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................     $ 11.99      $ 14.02      $ 15.33      $ 16.14      $ 15.33
                              =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  SALES CHARGE)..........        5.92%       21.15%        8.59%       36.55%       11.55%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........     $28,312      $30,374      $14,034      $13,935      $ 8,501
Ratio of expenses to
  average net assets.....        1.31%        1.31%        1.28%        1.23%        1.30%
Ratio of net investment
  income (loss) to
  average net assets.....        0.09%       (0.17%)       0.20%        0.31%        0.42%
Ratio of expenses to
  average net assets*....        1.56%        1.56%        1.53%        1.48%        1.55%
Portfolio turnover
  rate**.................          66%          61%         142%          49%          67%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  LESS THAN $0.01 PER SHARE.

  FINANCIAL HIGHLIGHTS, CLASS B

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2001         2000         1999         1998         1997
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Period....     $ 13.47      $ 14.97      $ 15.88      $ 15.20      $ 14.24
                              -------      -------      -------      -------      -------
Investment Activities
  Net investment
    (loss)...............       (0.08)       (0.13)       (0.07)       (0.05)       (0.04)
  Net realized and
    unrealized gain from
    investments and
    futures..............        0.94         2.61         1.12         4.84         1.57
                              -------      -------      -------      -------      -------
  Total from Investment
    Activities...........        0.86         2.48         1.05         4.79         1.53
                              -------      -------      -------      -------      -------
Dividends
  Net investment
    income...............          --           --        (0.01)          --        (0.01)
  Net realized gain......       (3.01)       (3.98)       (1.95)       (4.11)       (0.56)
                              -------      -------      -------      -------      -------
  Total Dividends........       (3.01)       (3.98)       (1.96)       (4.11)       (0.57)
                              -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................     $ 11.32      $ 13.47      $ 14.97      $ 15.88      $ 15.20
                              =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....        5.12%       20.31%        7.83%       35.55%       10.78%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........     $16,514      $17,209      $19,269      $18,225      $ 9,761
Ratio of expenses to
  average net assets.....        2.06%        2.06%        2.04%        1.98%        2.05%
Ratio of net investment
  (loss) to average net
  assets.................       (0.66%)      (0.90%)      (0.55%)      (0.43%)      (0.33%)
Portfolio turnover
  rate**.................          66%          61%         142%          49%          67%

 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

                                   CONTINUED

CENTURA FUNDS, INC.
MID CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS C

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2001         2000         1999         1998         1997
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Period....    $  14.14      $ 15.37     $  16.16     $  15.33     $  14.31
                             --------      -------     --------     --------     --------
Investment Activities
  Net investment
    income...............        0.04         0.01         0.07         0.09         0.09
  Net realized and
    unrealized gain from
    investments and
    futures..............        0.99         2.74         1.15         4.94         1.58
                             --------      -------     --------     --------     --------
  Total from Investment
    Activities...........        1.03         2.75         1.22         5.03         1.67
                             --------      -------     --------     --------     --------
Dividends
  Net investment
    income...............       (0.03)          --        (0.06)       (0.09)       (0.09)
  In excess of net
    investment income....          (a)          (a)          --           --           --
  Net realized gain......       (3.01)       (3.98)       (1.95)       (4.11)       (0.56)
                             --------      -------     --------     --------     --------
  Total Dividends........       (3.04)       (3.98)       (2.01)       (4.20)       (0.65)
                             --------      -------     --------     --------     --------
Net Asset Value, End of
  Period.................    $  12.13      $ 14.14     $  15.37     $  16.16     $  15.33
                             ========      =======     ========     ========     ========
TOTAL RETURN.............        6.17%       21.67%        8.93%       36.89%       11.82%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........    $120,842      $84,905     $138,897     $179,859     $147,213
Ratio of expenses to
  average net assets.....        1.06%        1.06%        1.03%        1.00%        1.05%
Ratio of net investment
  income to average net
  assets.................        0.35%        0.10%        0.46%        0.56%        0.67%
Portfolio turnover
  rate**.................          66%          61%         142%          49%          67%

 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  LESS THAN $0.01 PER SHARE.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
AS OF APRIL 30, 2001

                             SMALL CAP EQUITY FUND
                         GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        CLASS A WITH LOAD
         CLASS A     (RETURN REFLECTS MAXIMUM  RUSSELL 2000  S&P SMALLCAP
       WITHOUT LOAD    SALES LOAD OF 4.50%)       INDEX*         600*
1/95        $10,000                    $9,545        $9,874        $9,859
12/95       $12,048                   $11,499       $12,844       $12,996
12/96       $14,755                   $14,083       $14,963       $15,767
12/97       $19,426                   $18,542       $18,308       $19,801
12/98       $21,155                   $20,192       $17,842       $19,543
12/99       $23,358                   $22,295       $21,635       $21,967
12/00       $25,856                   $24,679       $20,981       $24,559
4/01        $24,764                   $23,636       $21,151       $24,690

AVERAGE ANNUAL TOTAL RETURN  1 YEAR   5 YEAR  SINCE INCEPTION
Class A without Load         (0.43%)  13.53%           15.41%
Class A with Load            (4.92%)  12.50%           14.57%
Russell 2000 Index           (2.86%)   8.26%           12.56%
S&P SmallCap 600               8.07%  11.19%           15.34%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  RUSSELL 2000  S&P SMALLCAP
       CLASS B**     INDEX*         600*
1/95     $10,000        $9,874        $9,859
12/95    $11,997       $12,844       $12,996
12/96    $14,619       $14,963       $15,767
12/97    $19,109       $18,308       $19,801
12/98    $20,645       $17,842       $19,543
12/99    $22,626       $21,635       $21,967
12/00    $24,848       $20,981       $24,559
4/01     $23,740       $21,151       $24,690

AVERAGE ANNUAL TOTAL RETURN  1 YEAR   5 YEAR  SINCE INCEPTION
Class B without Load         (1.20%)  12.71%           14.65%
Class B with Load            (5.77%)  12.59%           14.65%
Russell 2000 Index           (2.86%)   8.26%           12.56%
S&P SmallCap 600               8.07%  11.19%           15.34%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       CLASS C (NO LOAD)  RUSSELL 2000 INDEX*  S&P SMALLCAP 600*
1/95             $10,000               $9,874             $9,859
12/95            $12,099              $12,844            $12,996
12/96            $14,894              $14,963            $15,767
12/97            $19,656              $18,308            $19,801
12/98            $21,456              $17,842            $19,543
12/99            $23,752              $21,635            $21,967
12/00            $26,341              $20,981            $24,559
4/01             $25,258              $21,151            $24,690

AVERAGE ANNUAL TOTAL RETURN  1 YEAR   5 YEAR  SINCE INCEPTION
Class C (No Load)            (0.17%)  13.85%           15.77%
Russell 2000 Index           (2.86%)   8.26%           12.56%
S&P SmallCap 600               8.07%  11.19%           15.34%

Each chart represents a historical investment of $10,000 in the Centura Small Cap Equity Fund from 1/95 to 4/01, and represents the reinvestment of dividends and capital gains in the Fund.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

* The S&P SMALLCAP 600 INDEX is an unmanaged index generally representative of the domestic stock market of small-sized companies. The RUSSELL 2000 INDEX is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of small-to mid-size companies.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

Small-capitalization funds typically carry additional risks, since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced greater-than-average market volatility.

The inception date for performance purposes is January 1, 1995. The quoted performance of the Centura Small Cap Equity Fund (formerly Southeast Equity
Fund) includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on May 2, 1997. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The investment objective, policies and techniques of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.50%, 2.25% and 1.25% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.

The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

** Class B shares are subject to a contingent deferred sales charge (CDSC) upon redemption; no such CDSC applies after the seventh year of ownership. As such, no CDSC is applied to this 10 year performance figure.

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
SMALL CAP EQUITY FUND                                             APRIL 30, 2001

COMMON STOCKS (100.0%)
                                                           MARKET
                                             SHARES         VALUE
                                          ------------  -------------
ADVERTISING (0.9%)
Havas Advertising, ADR (b)..............        23,307  $     302,059
                                                        -------------
AEROSPACE/DEFENSE (1.1%)
Alliant Techsystems, Inc. (b)...........         3,000        282,600
Armor Holdings, Inc. (b)................         4,000         66,600
                                                        -------------
                                                              349,200
                                                        -------------
AIRLINES (1.3%)
Atlantic Coast Airlines
  Holdings, Inc. (b)....................         4,000         96,800
Frontier Airlines, Inc. (b).............         4,500         67,635
SkyWest, Inc............................        10,000        265,000
                                                        -------------
                                                              429,435
                                                        -------------
APPAREL (1.4%)
Chico's FAS, Inc........................         5,000        223,050
Genesco, Inc. (b).......................         5,000        143,000
Wolverine World Wide, Inc...............         5,000         89,000
                                                        -------------
                                                              455,050
                                                        -------------
AUTO PARTS (0.9%)
O'Reilly Automotive, Inc. (b)...........        13,000        307,450
                                                        -------------
BANKING & FINANCIAL SERVICES (11.6%)
Chittenden Corp.........................         3,000         90,000
Commerce Bancorp, Inc...................         5,000        345,000
Cullen/Frost Bankers, Inc...............        10,000        320,000
Downey Financial Corp...................         6,000        258,240
East West Bancorp, Inc..................        10,000        207,600
Eaton Vance Corp........................        12,000        387,600
First Midwest Bancorp, Inc..............        11,000        311,190
Hudson United Bancorp...................        12,000        285,120
Jefferies Group, Inc....................         5,000        160,750
Raymond James Financial, Inc............        10,000        303,500
Richmond County Financial Corp..........         5,000        168,700
Southwest Bancorporation of Texas, Inc.
  (b)...................................         8,000        268,000
Sterling Bancshares, Inc................         9,000        162,270
TrustCo Bank Corp.......................        10,000        122,500
Tucker Anthony Sutro....................         6,000        124,680
Washington Federal, Inc.................        11,000        280,610
                                                        -------------
                                                            3,795,760
                                                        -------------
BUILDING & CONSTRUCTION (2.5%)
Florida Rock Industries, Inc............         4,000        156,000
Insituform Technologies, Inc. (b).......         6,000        206,940
Shaw Group, Inc. (b)....................         4,000        228,000
Simpson
  Manufacturing Co., Inc. (b)...........         5,000        242,750
                                                        -------------
                                                              833,690
                                                        -------------
BUSINESS EQUIPMENT & SERVICES (6.4%)
ADVO, Inc. (b)..........................         4,000        129,960
American Management Systems, Inc. (b)...         8,000        168,400
Brady Corp..............................         5,000        164,000
Cerner Corp. (b)........................         5,000        225,150
Copart, Inc. (b)........................        12,000        274,920
COMMON STOCKS, CONTINUED:
                                                           MARKET
                                             SHARES         VALUE
                                          ------------  -------------
FactSet Research Systems, Inc...........         7,000  $     248,500
Global Payments, Inc. (b)...............         7,000        148,050
Insight Enterprises, Inc. (b)...........        10,500        280,350
National Data Corp......................         6,000        171,900
RSA Security, Inc. (b)..................         9,000        288,000
                                                        -------------
                                                            2,099,230
                                                        -------------
CHEMICALS (2.8%)
Cambrex Corp............................         7,000        325,640
ChemFirst, Inc..........................         5,000        128,500
OM Group, Inc...........................         4,000        218,800
PolyOne Corp............................        15,000        126,750
Scotts Co. (b)..........................         3,000        125,400
                                                        -------------
                                                              925,090
                                                        -------------
COMMERCIAL SERVICES (1.4%)
F.Y.I., Inc. (b)........................         3,000        104,250
MAXIMUS, Inc. (b).......................         5,000        177,050
Tetra Technology, Inc. (b)..............         7,000        170,940
                                                        -------------
                                                              452,240
                                                        -------------
COMPUTER INDUSTRY (5.0%)
BARRA, Inc. (b).........................         6,500        299,260
C-Cube Microsystems, Inc. (b)...........        15,000        239,250
Carreker Corp. (b)......................         6,000        146,760
Dendrite International, Inc. (b)........         7,000         84,210
FileNet Corp. (b).......................        10,000        140,000
Mercury Computer Systems,
  Inc. (b)..............................         4,000        203,120
Peregrine Systems, Inc. (b).............        10,000        257,800
RadiSys Corp. (b).......................         5,000        105,500
Verity, Inc. (b)........................         8,000        180,160
                                                        -------------
                                                            1,656,060
                                                        -------------
DISTRIBUTION/WHOLESALE (1.5%)
Hughes Supply, Inc......................         5,000         75,600
Nasch-Finch Co..........................         7,000        139,300
Performance Food Group Co. (b)..........         3,500        188,895
SCP Pool Corp. (b)......................         3,000         94,500
                                                        -------------
                                                              498,295
                                                        -------------
ELECTRONIC COMPONENTS/INSTRUMENTS (9.4%)
Actel Corp. (b).........................         7,000        161,350
Alpha Industries, Inc. (b)..............         5,000        122,850
Artesyn Technologies, Inc. (b)..........         8,000        121,280
Benchmark Electronics, Inc. (b).........         5,000        127,500
Black Box Corp. (b).....................         5,500        320,045
C&D Technologies, Inc...................         6,000        212,880
Cable Design Technologies Corp. (b).....         8,000        118,880
Coherent, Inc. (b)......................         6,000        237,000
Dupont Photomask, Inc. (b)..............         3,000        167,400
Electro Scientific Industries, Inc.
  (b)...................................         7,000        250,810
Harman International
  Industries, Inc.......................        10,000        317,500
Kent Electronics Corp. (b)..............         8,000        172,800
Kulicke and Soffa Industries,
  Inc. (b)..............................        10,000        167,500
Photronics, Inc. (b)....................         8,000        229,680

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
SMALL CAP EQUITY FUND                                             APRIL 30, 2001

COMMON STOCKS, CONTINUED:
                                                           MARKET
                                             SHARES         VALUE
                                          ------------  -------------
Technitrol, Inc.........................         6,000  $     180,480
Vicor Corp. (b).........................         8,000        200,000
                                                        -------------
                                                            3,107,955
                                                        -------------
ENERGY (6.9%)
Atwood Oceanics, Inc. (b)...............         4,000        178,600
Cal Dive International, Inc. (b)........         4,000        112,040
Cross Timbers Oil Co....................        15,000        407,250
Massey Energy Co........................         8,000        180,080
Newfield Exploration Co. (b)............         8,000        288,000
Pogo Producing Co.......................         8,000        236,880
Pride International, Inc. (b)...........        10,000        266,300
Stone Energy Corp. (b)..................         3,000        149,100
Veritas DGC, Inc. (b)...................         6,000        195,000
Vintage Petroleum, Inc..................        12,500        258,250
                                                        -------------
                                                            2,271,500
                                                        -------------
FOOD & BEVERAGES (2.7%)
American Italian Pasta Co. (b)..........         2,000         71,200
Constellation Brands, Inc. (b)..........         5,000        326,250
Hain Celestial Group, Inc. (b)..........         9,000        225,180
Smithfield Foods, Inc. (b)..............         8,000        274,000
                                                        -------------
                                                              896,630
                                                        -------------
HEALTH CARE (13.8%)
Arthrocare Corp. (b)....................         5,000         93,900
Bio-Technology General Corp. (b)........        15,000        119,400
Cephalon, Inc. (b)......................         5,000        318,500
Enzo Biochem, Inc. (b)..................         9,450        209,790
IDEXX Laboratories, Inc. (b)............        10,000        271,100
IMPATH, Inc. (b)........................         3,500        109,480
Medicis Pharmaceutical Corp. (b)........         5,000        248,500
Orthodontic Centers of America, Inc.
  (b)...................................        10,000        272,500
Patterson Dental Co. (b)................        14,000        427,840
Pharmaceutical Product
  Development, Inc. (b).................         5,000        297,750
PolyMedica, Corp. (b)...................         5,000        135,800
Priority Healthcare Corp. (b)...........         9,000        313,020
Renal Care Group, Inc. (b)..............         8,000        228,640
ResMed, Inc. (b)........................         6,000        268,800
Syncor International Corp. (b)..........         7,000        246,820
Techne Corp. (b)........................         8,000        256,800
Universal Health Services, Inc. (b).....         4,000        359,040
Varian Medical Systems, Inc. (b)........         5,000        344,500
                                                        -------------
                                                            4,522,180
                                                        -------------
HOME FURNISHINGS (0.8%)
Ethan Allen Interiors, Inc..............         5,000        177,500
La-Z-Boy, Inc...........................         5,000         90,000
                                                        -------------
                                                              267,500
                                                        -------------
HUMAN RESOURCES (0.3%)
Heidrick & Struggles
  International, Inc. (b)...............         4,000        101,000
                                                        -------------
INSURANCE (0.5%)
Hilb, Rogal & Hamilton Co...............         4,000        157,600
                                                        -------------
COMMON STOCKS, CONTINUED:
                                                           MARKET
                                             SHARES         VALUE
                                          ------------  -------------
LEISURE (1.9%)
Anchor Gaming, Inc. (b).................         3,000  $     163,500
Aztar Corp. (b).........................        20,000        259,400
Polaris Industries, Inc.................         5,000        193,500
                                                        -------------
                                                              616,400
                                                        -------------
MACHINERY & EQUIPMENT (2.3%)
Graco, Inc..............................         7,500        205,500
Helix Technology Corp...................         6,000        186,000
Manitowoc Co., Inc......................         3,000         82,500
Roper Industries, Inc...................         7,000        292,600
                                                        -------------
                                                              766,600
                                                        -------------
METALS (2.0%)
Mueller Industries, Inc. (b)............         6,000        194,100
Reliance Steel & Aluminum Co............         5,500        161,150
SPS Technologies, Inc. (b)..............         2,000         97,400
Stillwater Mining Co. (b)...............         7,000        213,990
                                                        -------------
                                                              666,640
                                                        -------------
PACKAGING (0.5%)
AptarGroup, Inc.........................         5,000        157,900
                                                        -------------
PUBLISHING (0.2%)
Penton Media, Inc.......................         4,000         78,800
                                                        -------------
REAL ESTATE (1.9%)
D. R. Horton, Inc.......................        12,210        295,726
Ryland Group, Inc.......................         3,000        142,530
Toll Brothers, Inc. (b).................         5,000        177,500
                                                        -------------
                                                              615,756
                                                        -------------
RESTAURANTS (3.5%)
Applebee's International, Inc...........         5,000        209,500
CEC Entertainment, Inc. (b).............         7,000        358,750
Cheesecake Factory, Inc. (b)............         5,000        190,300
Rare Hospitality
  International, Inc. (b)...............         5,000        139,750
Ruby Tuesday, Inc.......................        13,622        259,500
                                                        -------------
                                                            1,157,800
                                                        -------------
RETAIL (6.8%)
AnnTaylor Stores Corp. (b)..............         5,000        136,250
Fossil, Inc. (b)........................         8,000        150,080
Linens 'n Things, Inc. (b)..............         8,000        216,080
Men's Wearhouse, Inc. (b)...............         8,000        203,600
Pacific Sunwear of California,
  Inc. (b)..............................         3,000         83,580
Pier 1 Imports, Inc.....................        20,000        222,000
Regis Corp..............................         8,000        148,000
Stein Mart, Inc. (b)....................        10,000        107,400
Timberland Co. (b)......................         8,000        394,560
Whole Foods Market, Inc.................         5,000        243,000
Zale Corp. (b)..........................        10,000        333,600
                                                        -------------
                                                            2,238,150
                                                        -------------
SEMICONDUCTOR EQUIPMENT (1.9%)
Brooks Automation, Inc. (b).............         5,000        313,050

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
SMALL CAP EQUITY FUND                                             APRIL 30, 2001

COMMON STOCKS (100.0%)
                                                           MARKET
                                             SHARES         VALUE
                                          ------------  -------------
Cymer, Inc. (b).........................         5,000  $     164,250
Electroglas, Inc. (b)...................        10,000        156,600
                                                        -------------
                                                              633,900
                                                        -------------
TECHNOLOGY (0.8%)
Zebra Technologies Corp.--
  Class A (b)...........................         6,000        259,560
                                                        -------------
TELECOMMUNICATIONS-EQUIPMENT (0.4%)
Anixter International, Inc. (b).........         5,000        131,750
                                                        -------------
TRANSPORTATION & SHIPPING (2.1%)
Forward Air (b).........................         4,000        138,800
Landstar System, Inc. (b)...............         4,000        261,200
Roadway Express, Inc....................         5,000        122,000
USFreightways Corp......................         6,000        157,260
                                                        -------------
                                                              679,260
                                                        -------------
UTILITIES (4.5%)
Atmos Energy Corp.......................         5,000        113,350
Energen Corp............................        11,000        408,650
New Jersey Resources Corp...............         4,000        173,160
Northwest Natural Gas Co................         9,000        199,800
NorthWestern Corp.......................         6,000        150,000
Philadelphia Suburban Corp..............         8,000        186,400
Piedmont Natural Gas Co., Inc...........         7,000        248,850
                                                        -------------
                                                            1,480,210
                                                        -------------
TOTAL COMMON STOCKS (Cost $30,476,540)................     32,910,650
                                                        -------------

INVESTMENT COMPANIES (1.4%)
                                             SHARES
                                               OR
                                           PRINCIPAL       MARKET
                                             AMOUNT         VALUE
                                          ------------  -------------
Goldman Sachs Financial Square Prime
  Money Market Fund.....................       222,798  $     222,798
Provident Institutional Temporary
  Investment Fund.......................       222,798        222,798
                                                        -------------
TOTAL INVESTMENT COMPANIES
  (Cost $445,596).....................................        445,596
                                                        -------------

RIGHTS (0.0%)
Elan Corp. PLC (b)......................         8,000          2,080
                                                        -------------
TOTAL RIGHTS
  (Cost $0)...........................................          2,080
                                                        -------------
TOTAL INVESTMENTS
  (Cost $30,922,136) (a) -- 101.4%....................     33,358,326
Liabilities in excess of other assets -- (1.4%).......       (451,919)
                                                        -------------
NET ASSETS -- 100.0%..................................  $  32,906,407
                                                        =============

---------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $25,252. Cost for federal tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $   5,175,936
Unrealized depreciation...     (2,764,998)
                            -------------
Net unrealized
  appreciation............  $   2,410,938
                            =============

(b)  Represents non-income producing securities.
ADR -- American Depositary Receipt
PLC -- Public Limited Company

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
SMALL CAP EQUITY FUND

  STATEMENT OF ASSETS AND LIABILITIES

                                                                  APRIL 30, 2001

ASSETS:
Investments, at value (cost
  $30,922,136)..........................                $  33,358,326
Dividends receivable....................                        8,878
Receivable for capital shares issued....                        2,196
Receivable for investments sold.........                    1,169,781
Prepaid expenses........................                       10,895
                                                        -------------
  TOTAL ASSETS..........................                   34,550,076
LIABILITIES:
Payable for investments purchased.......  $  1,609,140
Payable for capital shares redeemed.....           105
Accrued expenses and other payables:
  Investment advisory fees..............         3,749
  Administration fees...................           803
  Distribution fees.....................         4,387
  Other.................................        25,485
                                          ------------
  TOTAL LIABILITIES.....................                    1,643,669
                                                        -------------
NET ASSETS:
Capital.................................                   30,140,897
Accumulated net realized gain from
  investment transactions...............                      329,320
Net unrealized appreciation from
  investments...........................                    2,436,190
                                                        -------------
NET ASSETS..............................                $  32,906,407
                                                        =============
Class A
  Net Assets............................                $   5,869,939
  Shares................................                      507,706
  Redemption price per share............                $       11.56
                                                        =============
Maximum Sales Charge--Class A...........                         4.50%
  Maximum Offering Price per share
    (100%/(100% - Maximum Sales Charge)
    of net asset value adjusted to the
    nearest cent).......................                $       12.10
                                                        =============
Class B
  Net Assets............................                $   4,159,170
  Shares................................                      373,426
  Offering price per share*.............                $       11.14
                                                        =============
Class C
  Net Assets............................                $  22,877,298
  Shares................................                    1,962,632
  Offering and redemption price per
    share...............................                $       11.66
                                                        =============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                               FOR THE YEAR ENDED APRIL 30, 2001

INVESTMENT INCOME:
Dividend income.........................               $     205,051
                                                       -------------
EXPENSES:
Investment advisory fees................  $   224,738
Administration fees.....................       48,158
Distribution fees--Class A..............       32,993
Distribution fees--Class B..............       43,910
Custodian fees..........................        8,026
Fund accounting fees....................       37,153
Transfer agent fees.....................       44,899
Other...................................       34,216
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                     474,093
  Expenses voluntarily reduced..........                     (16,496)
                                                       -------------
  Net Expenses..........................                     457,597
                                                       -------------
NET INVESTMENT LOSS.....................                    (252,546)
                                                       -------------
REALIZED/UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized gain from investment
  transactions..........................                   2,501,311
Change in unrealized (depreciation) from
  investments...........................                  (2,400,113)
                                                       -------------
Net realized/unrealized gain from
  investments...........................                     101,198
                                                       -------------
Change in net assets resulting from
  operations............................               $    (151,348)
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
SMALL CAP EQUITY FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                          FOR THE YEAR ENDED APRIL 30,
                                          ----------------------------
                                              2001           2000
                                          -------------  -------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment (loss).................  $    (252,546) $    (245,905)
  Net realized gains from investment
    transactions........................      2,501,311      5,554,171
  Change in unrealized appreciation
    (depreciation) from investments.....     (2,400,113)       990,897
                                          -------------  -------------
Change in net assets resulting from
  operations............................       (151,348)     6,299,163
                                          -------------  -------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net realized gains from
    investment transactions.............       (490,666)    (1,142,166)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net realized gains from
    investment transactions.............       (328,552)      (831,369)
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net realized gains from
    investment transactions.............     (1,535,220)    (3,669,115)
                                          -------------  -------------
Change in net assets from shareholder
  dividends.............................     (2,354,438)    (5,642,650)
                                          -------------  -------------
Change in net assets from capital
  transactions..........................      3,307,961     (6,763,844)
                                          -------------  -------------
Change in net assets....................        802,175     (6,107,331)
NET ASSETS:
  Beginning of period...................     32,104,232     38,211,563
                                          -------------  -------------
  End of period.........................  $  32,906,407  $  32,104,232
                                          =============  =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
SMALL CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                                                                           FOR THE
                                                                         PERIOD ENDED
                                     FOR THE YEAR ENDED APRIL 30,         APRIL 30,
                                  -----------------------------------    ------------
                                    2001         2000         1999         1998 (A)
                                  ---------    ---------    ---------    ------------
Net Asset Value, Beginning of
  Period......................     $ 12.50      $ 12.69      $ 14.99       $ 10.00
                                   -------      -------      -------       -------
Investment Activities
  Net investment income
    (loss)....................       (0.11)       (0.09)       (0.06)         0.03
  Net realized and unrealized
    gains (losses) from
    investments...............        0.08         2.31        (1.20)         5.87
                                   -------      -------      -------       -------
  Total from Investment
    Activities................       (0.03)        2.22        (1.26)         5.90
                                   -------      -------      -------       -------
Dividends
  Net investment income.......          --           --           --         (0.03)
  In excess of net investment
    income....................          --           --           --         (0.01)
  Net realized gains..........       (0.91)       (2.41)       (1.04)        (0.87)
                                   -------      -------      -------       -------
  Total Dividends.............       (0.91)       (2.41)       (1.04)        (0.91)
                                   -------      -------      -------       -------
Net Asset Value, End of
  Period......................     $ 11.56      $ 12.50      $ 12.69       $ 14.99
                                   =======      =======      =======       =======
TOTAL RETURN (EXCLUDES SALES
  CHARGE).....................       (0.43%)      19.97%       (8.05%)       60.75%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period
  (000).......................     $ 5,870      $ 6,881      $ 3,046       $ 3,000
Ratio of expenses to average
  net assets..................        1.49%        1.46%        1.48%         1.46%(b)
Ratio of net investment income
  (loss) to average net
  assets......................       (0.85%)      (0.80%)      (0.43%)        0.09%(b)
Ratio of expenses to average
  net assets*.................        1.74%        1.71%        1.73%         1.82%(b)
Portfolio turnover rate**.....          71%         258%         130%           71%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                                                           FOR THE
                                                                         PERIOD ENDED
                                     FOR THE YEAR ENDED APRIL 30,         APRIL 30,
                                  -----------------------------------    ------------
                                    2001         2000         1999         1998 (A)
                                  ---------    ---------    ---------    ------------
Net Asset Value, Beginning of
  Period......................     $ 12.17      $ 12.50      $ 14.90       $ 10.00
                                   -------      -------      -------       -------
Investment Activities
  Net investment (loss).......       (0.19)       (0.20)       (0.14)        (0.03)
  Net realized and unrealized
    gains (losses) from
    investments...............        0.07         2.28        (1.22)         5.82
                                   -------      -------      -------       -------
  Total from Investment
    Activities................       (0.12)        2.08        (1.36)         5.79
                                   -------      -------      -------       -------
Dividends
  In excess of net investment
    income....................          --           --           --         (0.02)
  Net realized gains..........       (0.91)       (2.41)       (1.04)        (0.87)
                                   -------      -------      -------       -------
  Total Dividends.............       (0.91)       (2.41)       (1.04)        (0.89)
                                   -------      -------      -------       -------
Net Asset Value, End of
  Period......................     $ 11.14      $ 12.17      $ 12.50       $ 14.90
                                   =======      =======      =======       =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE)..........       (1.20%)      19.09%       (8.79%)       59.50%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period
  (000).......................     $ 4,159      $ 4,578      $ 5,108       $ 4,938
Ratio of expenses to average
  net assets..................        2.24%        2.21%        2.23%         2.21%(b)
Ratio of net investment loss
  to average net assets.......       (1.60%)      (1.53%)      (1.19%)       (0.66%)(b)
Ratio of expenses to average
  net assets*.................          (d)          (d)          (d)         2.32%(b)
Portfolio turnover rate**.....          71%         258%         130%           71%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                                   CONTINUED

CENTURA FUNDS, INC.
SMALL CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS C

                                                                           FOR THE
                                                                         PERIOD ENDED
                                     FOR THE YEAR ENDED APRIL 30,         APRIL 30,
                                  -----------------------------------    ------------
                                    2001         2000         1999         1998 (A)
                                  ---------    ---------    ---------    ------------
Net Asset Value, Beginning of
  Period......................     $ 12.57      $ 12.72      $ 14.99       $ 10.00
                                   -------      -------      -------       -------
Investment Activities
  Net investment income
    (loss)....................       (0.06)       (0.07)       (0.02)         0.06
  Net realized and unrealized
    gain (loss) from
    investments...............        0.06         2.33        (1.21)         5.86
                                   -------      -------      -------       -------
  Total from Investment
    Activities................          --         2.26        (1.23)         5.92
                                   -------      -------      -------       -------
Dividends
  Net investment income.......          --           --           --         (0.06)
  Net realized gain...........       (0.91)       (2.41)       (1.04)        (0.87)
                                   -------      -------      -------       -------
  Total Dividends.............       (0.91)       (2.41)       (1.04)        (0.93)
                                   -------      -------      -------       -------
Net Asset Value, End of
  Period......................     $ 11.66      $ 12.57      $ 12.72       $ 14.99
                                   =======      =======      =======       =======
TOTAL RETURN..................       (0.17%)      20.24%       (7.84%)       60.98%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period
  (000).......................     $22,877      $20,645      $30,057       $31,583
Ratio of expenses to average
  net assets..................        1.24%        1.21%        1.23%         1.16%(b)
Ratio of net investment income
  (loss) to average net
  assets......................       (0.60%)      (0.51%)      (0.19%)        0.46%(b)
Ratio of expenses to average
  net assets*.................          (d)          (d)          (d)         1.27%(b)
Portfolio turnover rate**.....          71%         258%         130%           71%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
AS OF APRIL 30, 2001

                             GOVERNMENT INCOME FUND
                         GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           CLASS A
                          WITH LOAD      LEHMAN BROTHERS        LIPPER
                       (RETURN REFLECTS   INTERMEDIATE    SHORT-INTERMEDIATE
           CLASS A      MAXIMUM SALES      GOVERNMENT      U.S. GOVERNMENT
         WITHOUT LOAD   LOAD OF 2.75%)     BOND INDEX*         AVERAGE*
4/30/91       $10,000            $9,722          $10,000             $10,057
4/30/92       $10,821           $10,521          $11,032             $10,951
4/30/93       $11,857           $11,528          $12,352             $12,038
4/30/94       $11,917           $11,586          $12,464             $12,085
4/30/95       $12,502           $12,154          $13,233             $12,739
4/30/96       $13,275           $12,906          $14,230             $13,570
4/30/97       $13,947           $13,560          $15,116             $14,350
4/30/98       $15,092           $14,673          $16,428             $15,422
4/30/99       $15,904           $15,462          $17,471             $16,262
4/30/00       $16,180           $15,731          $17,839             $16,533
4/30/01       $17,962           $17,463          $19,915             $18,264

 AVERAGE ANNUAL TOTAL RETURN    1 YEAR  5 YEAR  10 YEAR
Class A without Load            11.01%   6.23%    6.03%
Class A with Load                7.99%   5.65%    5.73%
Lehman Brothers Intermediate
Government Bond Index           11.64%   6.95%    7.13%
Lipper Short-Intermeditae U.S.
Government Average              10.47%   6.12%    6.21%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 LEHMAN BROTHERS        LIPPER
                  INTERMEDIATE    SHORT-INTERMEDIATE
                   GOVERNMENT      U.S. GOVERNMENT
      CLASS B**    BOND INDEX*         AVERAGE*
4/91    $10,000          $10,000             $10,057
4/92    $10,774          $11,032             $10,951
4/93    $11,747          $12,352             $12,038
4/94    $11,735          $12,464             $12,085
4/95    $12,229          $13,233             $12,739
4/96    $12,888          $14,230             $13,570
4/97    $13,462          $15,116             $14,350
4/98    $14,482          $16,428             $15,422
4/99    $15,201          $17,471             $16,262
4/00    $15,388          $17,839             $16,533
4/01    $16,982          $19,915             $18,264

 AVERAGE ANNUAL TOTAL RETURN    1 YEAR  5 YEAR  10 YEAR
Class B without Load            10.36%   5.67%    5.44%
Class B with Load                7.36%   5.51%    5.44%
Lehman Brothers Intermediate
Government Bond Index           11.64%   6.95%    7.13%
Lipper Short-Intermediate U.S.
Government Average              10.47%   6.12%    6.21%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 LEHMAN BROTHERS        LIPPER
                  INTERMEDIATE    SHORT-INTERMEDIATE
       CLASS C     GOVERNMENT      U.S. GOVERNMENT
      (NO LOAD)    BOND INDEX*         AVERAGE*
4/91    $10,000          $10,000             $10,057
4/92    $10,883          $11,032             $10,951
4/93    $11,983          $12,352             $12,038
4/94    $12,092          $12,464             $12,085
4/95    $12,729          $13,233             $12,739
4/96    $13,550          $14,230             $13,570
4/97    $14,271          $15,116             $14,350
4/98    $15,482          $16,428             $15,422
4/99    $16,355          $17,471             $16,262
4/00    $16,680          $17,839             $16,533
4/01    $18,563          $19,915             $18,264

 AVERAGE ANNUAL TOTAL RETURN    1 YEAR  5 YEAR  10 YEAR
Class C (No Load)               11.29%   6.50%    6.38%
Lehman Brothers Intermediate
Government Bond Index           11.64%   6.95%    7.13%
Lipper Short-Intermediate U.S.
Government Average              10.47%   6.12%    6.21%

Each chart represents a historical investment of $10,000 in the Centura Government Income Fund from 4/91 to 4/01, and represents the reinvestment of dividends and capital gains in the Fund.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

* The LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX is an unmanaged index generally representative of the Intermediate Government bond market. The LIPPER SHORT-INTERMEDIATE U.S. GOVERNMENT AVERAGE is representative of the average of the total returns reported by all of the mutual funds designated by Lipper. Inc. that fall into this category. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

The inception date for performance purposes is December 31, 1990. The quoted performance of the Centura Government Income Fund (formerly Federal Securities
Fund) includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The investment objective, policies and techniques of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 0.94%, 1.69% and 0.69% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.

The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

** Class B shares are subject to a contingent deferred sales charge (CDSC) upon redemption; no such CDSC applies after the seventh year of ownership. As such, no CDSC is applied to this 10 year performance figure.

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
GOVERNMENT INCOME FUND                                            APRIL 30, 2001

U.S. GOVERNMENT AGENCY OBLIGATIONS (98.5%)
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
FEDERAL FARM CREDIT BANK (20.9%)
6.88%, 5/1/02...........................  $8,000,000  $ 8,200,000
                                                      -----------
FEDERAL HOME LOAN BANK (8.4%)
6.75%, 5/1/02...........................   1,250,000    1,279,225
5.38%, 1/5/04...........................   2,000,000    2,022,500
                                                      -----------
                                                        3,301,725
                                                      -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION (44.3%)
6.25%, 7/15/04..........................   5,000,000    5,168,750
5.75%, 3/15/09..........................   5,000,000    4,950,000
6.63%, 9/15/09..........................   7,000,000    7,306,250
                                                      -----------
                                                       17,425,000
                                                      -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (24.9%)
6.25%, 11/15/02.........................   6,000,000    6,154,320
6.50%, 8/15/04..........................   3,500,000    3,644,900
                                                      -----------
                                                        9,799,220
                                                      -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $37,162,542)................................   38,725,945
                                                      -----------

INVESTMENT COMPANIES (0.1%)
                                                        MARKET
                                            SHARES       VALUE
                                          ----------  -----------
Goldman Financial Square Treasury Short
  Term Money Market Fund................      24,632  $    24,632
Provident Institutional Temporary
  Investment Fund.......................      24,633       24,633
                                                      -----------
TOTAL INVESTMENT COMPANIES
  (Cost $49,265)....................................       49,265
                                                      -----------
TOTAL INVESTMENTS
  (Cost $37,211,807)(a) -- 98.6%....................   38,775,210
Assets in excess of other liabilities -- 1.4%.......      545,706
                                                      -----------
NET ASSETS -- 100.0%................................  $39,320,916
                                                      ===========

---------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $57,755. Cost for federal tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $  1,509,230
Unrealized depreciation...        (3,582)
                            ------------
Net unrealized
  appreciation............  $  1,505,648
                            ============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
GOVERNMENT INCOME FUND

  STATEMENT OF ASSETS AND LIABILITIES

                                                                  APRIL 30, 2001

ASSETS:
Investments, at value (cost
  $37,211,807)..........................               $  38,775,210
Interest and dividends receivable.......                     760,760
Receivable for capital shares issued....                       1,273
Prepaid expenses and other assets.......                       2,816
                                                       -------------
  TOTAL ASSETS..........................                  39,540,059

LIABILITIES:
Dividends payable.......................  $   194,860
Accrued expenses and other payables:
  Investment advisory fees..............        1,951
  Administration fees...................          976
  Distribution fees.....................        1,284
  Other.................................       20,072
                                          -----------
  TOTAL LIABILITIES.....................                     219,143
                                                       -------------

NET ASSETS:
Capital.................................                  40,431,728
Accumulated net realized (loss) from
  investment transactions...............                  (2,674,215)
Net unrealized appreciation from
  investments...........................                   1,563,403
                                                       -------------
NET ASSETS..............................               $  39,320,916
                                                       =============

Class A
  Net Assets............................               $   5,139,315
  Shares................................                     506,988
  Redemption price per share............               $       10.14
                                                       =============
Maximum Sales Charge--Class A...........                        2.75%
  Maximum Offering Price per share
    (100%/(100% - Maximum Sales Charge)
    of net asset value adjusted to the
    nearest cent).......................               $       10.43
                                                       =============

Class B
  Net Assets............................               $     322,616
  Shares................................                      31,848
  Offering price per share*.............               $       10.13
                                                       =============

Class C
  Net Assets............................               $  33,858,985
  Shares................................                   3,339,803
  Offering and redemption price per
    share...............................               $       10.14
                                                       =============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                               FOR THE YEAR ENDED APRIL 30, 2001

INVESTMENT INCOME:
Interest income.........................               $   2,813,555
Dividend income.........................                      70,122
                                                       -------------
  TOTAL INCOME..........................                   2,883,677

EXPENSES:
Investment advisory fees................  $   132,130
Administration fees.....................       66,065
Distribution fees--Class A..............       23,044
Distribution fees--Class B..............        2,584
Custodian fees..........................       11,014
Fund accounting fees....................       31,812
Transfer agent fees.....................       24,824
Other...................................       33,163
                                          -----------

  Total expenses before voluntary fee
    reductions..........................                     324,636
  Expenses voluntarily reduced..........                     (12,168)
                                                       -------------
  Net Expenses..........................                     312,468
                                                       -------------
NET INVESTMENT INCOME...................                   2,571,209
                                                       -------------

REALIZED/UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized (loss) from investment
  transactions..........................                    (808,914)
Change in unrealized appreciation from
  investments...........................                   2,798,998
                                                       -------------
Net realized/unrealized gain from
  investments...........................                   1,990,084
                                                       -------------
Change in net assets resulting from
  operations............................               $   4,561,293
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
GOVERNMENT INCOME FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                          FOR THE YEAR ENDED APRIL 30,
                                          ----------------------------
                                              2001           2000
                                          -------------  -------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................  $   2,571,209  $   4,375,443
  Net realized (losses) from investment
    transactions........................       (808,914)    (1,880,926)
  Change in unrealized appreciation
    (depreciation) from investments.....      2,798,998     (1,253,852)
                                          -------------  -------------
Change in net assets resulting from
  operations............................      4,561,293      1,240,665
                                          -------------  -------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............       (258,355)      (284,053)
  From net realized gains from
    investment transactions.............             --        (21,476)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net investment income............        (13,255)       (10,370)
  From net realized gains from
    investment transactions.............             --           (836)
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net investment income............     (2,299,599)    (4,081,020)
  From net realized gains from
    investment transactions.............             --       (262,670)
                                          -------------  -------------
Change in net assets from shareholder
  dividends.............................     (2,571,209)    (4,660,425)
                                          -------------  -------------
Change in net assets from capital
  transactions..........................    (10,879,588)   (67,882,138)
                                          -------------  -------------
Change in net assets....................     (8,889,504)   (71,301,898)
NET ASSETS:
  Beginning of period...................     48,210,420    119,512,318
                                          -------------  -------------
  End of period.........................  $  39,320,916  $  48,210,420
                                          =============  =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
GOVERNMENT INCOME FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2001         2000         1999         1998         1997
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Period....     $  9.66      $ 10.03      $ 10.19      $  9.94      $ 10.01
                              -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............        0.56         0.50         0.50         0.55         0.56
  Net realized and
    unrealized gains
    (losses) from
    investments..........        0.48        (0.33)        0.04         0.25        (0.07)
                              -------      -------      -------      -------      -------
  Total from Investment
    Activities...........        1.04         0.17         0.54         0.80         0.49
                              -------      -------      -------      -------      -------
Dividends
  Net investment
    income...............       (0.56)       (0.50)       (0.50)       (0.55)       (0.56)
  Net realized gains.....          --        (0.04)       (0.20)          --           --
                              -------      -------      -------      -------      -------
  Total Dividends........       (0.56)       (0.54)       (0.70)       (0.55)       (0.56)
                              -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................     $ 10.14      $  9.66      $ 10.03      $ 10.19      $  9.94
                              =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  SALES CHARGE)..........       11.01%        1.73%        5.38%        8.21%        5.07%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........     $ 5,139      $ 4,493      $   678      $   531      $   481
Ratio of expenses to
  average net assets.....        0.93%        0.88%        0.84%        0.84%        0.82%
Ratio of net investment
  income to average net
  assets.................        5.61%        5.13%        4.85%        5.42%        5.63%
Ratio of expenses to
  average net assets*....        1.18%        1.13%        1.09%        1.09%        1.07%
Portfolio turnover
  rate**.................         103%          60%         104%         121%          26%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2001         2000         1999         1998         1997
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Period....     $  9.66      $ 10.03      $ 10.18      $  9.94      $ 10.01
                              -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............        0.51         0.45         0.45         0.50         0.50
  Net realized and
    unrealized gains
    (losses) from
    investments..........        0.47        (0.33)        0.05         0.24        (0.07)
                              -------      -------      -------      -------      -------
  Total from Investment
    Activities...........        0.98         0.12         0.50         0.74         0.43
                              -------      -------      -------      -------      -------
Dividends
  Net investment
    income...............       (0.51)       (0.45)       (0.45)       (0.50)       (0.50)
  Net realized gains.....          --        (0.04)       (0.20)          --           --
                              -------      -------      -------      -------      -------
  Total Dividends........       (0.51)       (0.49)       (0.65)       (0.50)       (0.50)
                              -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................     $ 10.13      $  9.66      $ 10.03      $ 10.18      $  9.94
                              =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....       10.36%        1.23%        4.96%        7.58%        4.46%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........     $   323      $   232      $   195      $   131      $   194
Ratio of expenses to
  average net assets.....        1.43%        1.38%        1.35%        1.36%        1.40%
Ratio of net investment
  income to average net
  assets.................        5.13%        4.63%        4.32%        4.93%        5.04%
Ratio of expenses to
  average net assets*....        1.68%        1.63%        1.60%        1.61%        1.65%
Portfolio turnover
  rate**.................         103%          60%         104%         121%          26%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

                                   CONTINUED

CENTURA FUNDS, INC.
GOVERNMENT INCOME FUND

Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS C

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2001         2000         1999         1998         1997
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Period....     $  9.66     $  10.03     $  10.19     $   9.94     $  10.01
                              -------     --------     --------     --------     --------
Investment Activities
  Net investment
    income...............        0.58         0.53         0.52         0.57         0.59
  Net realized and
    unrealized gains
    (losses) from
    investments..........        0.48        (0.33)        0.04         0.25        (0.07)
                              -------     --------     --------     --------     --------
  Total from Investment
    Activities...........        1.06         0.20         0.56         0.82         0.52
                              -------     --------     --------     --------     --------
Dividends
  Net investment
    income...............       (0.58)       (0.53)       (0.52)       (0.57)       (0.59)
  Net realized gains.....          --        (0.04)       (0.20)          --           --
                              -------     --------     --------     --------     --------
  Total Dividends........       (0.58)       (0.57)       (0.72)       (0.57)       (0.59)
                              -------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................     $ 10.14     $   9.66     $  10.03     $  10.19     $   9.94
                              =======     ========     ========     ========     ========
TOTAL RETURN.............       11.29%        1.99%        5.64%        8.48%        5.33%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........     $33,859     $ 43,486     $118,640     $131,068     $119,434
Ratio of expenses to
  average net assets.....        0.68%        0.63%        0.59%        0.59%        0.58%
Ratio of net investment
  income to average net
  assets.................        5.87%        5.31%        5.11%        5.68%        5.88%
Portfolio turnover
  rate**.................         103%          60%         104%         121%          26%

 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
AS OF APRIL 30, 2001

                              QUALITY INCOME FUND
                         GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         CLASS A     CLASS A WITH LOAD (RETURN REFLECTS      LEHMAN BROTHERS
       WITHOUT LOAD     MAXIMUM SALES LOAD OF 2.75%)     GOVERNMENT/CREDIT INDEX*
5/99        $10,000                              $9,728                   $10,000
12/99        $9,932                              $9,661                    $9,879
12/00       $11,066                             $10,764                   $11,050
4/01        $11,250                             $10,943                   $11,318

AVERAGE ANNUAL TOTAL RETURN  1 YEAR  SINCE INCEPTION
Class A without Load         12.46%            6.14%
Class A with Load             9.35%            4.67%
Lehman Brothers Government/
Credit Index                 12.11%            6.38%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       CLASS B WITH LOAD (RETURN REFLECTS
                           THE APPROPRIATE CONTINGENT
         CLASS B              DEFERRED SALES CHARGE               LEHMAN BROTHERS
       WITHOUT LOAD  (MAXIMUM DEFERRED SALES LOAD IS 3.00%))  GOVERNMENT/CREDIT INDEX*
6/00        $10,000                                  $10,000                   $10,000
7/00        $10,168                                  $10,168                   $10,312
8/00        $10,289                                  $10,289                   $10,458
9/00        $10,400                                  $10,400                   $10,497
10/00       $10,449                                  $10,449                   $10,563
11/00       $10,624                                  $10,624                   $10,744
12/00       $10,876                                  $10,876                   $10,956
1/01        $11,050                                  $11,050                   $11,140
2/01        $11,140                                  $11,140                   $11,255
3/01        $11,166                                  $11,166                   $11,306
4/01        $11,037                                  $10,737                   $11,222

AVERAGE ANNUAL TOTAL RETURN  SINCE INCEPTION
Class B without Load                  10.37%
Class B with Load                      7.37%
Lehman Brothers Government/
Credit Index                          12.21%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              LEHMAN BROTHERS
       CLASS C (NO LOAD)  GOVERNMENT/CREDIT INDEX*
5/99             $10,000                   $10,000
12/99             $9,941                    $9,879
12/00            $11,103                   $11,050
4/01             $11,297                   $11,318

AVERAGE ANNUAL TOTAL RETURN  1 YEAR  SINCE INCEPTION
Class C (No Load)            12.74%            6.37%
Lehman Brothers Government/
Credit Index                 12.11%            6.38%

Each chart represents a historical investment of $10,000 in the Centura Quality Income Fund from 5/99 to 4/01 (classes A and C) and 6/00 to 4/01 (class B), and represents the reinvestment of dividends and capital gains in the Fund.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

* THE LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX is an unmanaged index generally representative of the intermediate government and corporate bond markets.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

The inception date for performance purposes is May 11, 1999 for classes A and C, and June 12, 2000 for Class B.

The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
QUALITY INCOME FUND                                               APRIL 30, 2001

ASSET BACKED SECURITIES (4.6%)
                                           SHARES OR
                                           PRINCIPAL      MARKET
                                            AMOUNT        VALUE
                                          -----------  ------------
BANKING & FINANCIAL SERVICES (4.6%)
American Express Credit Account Master
  Trust, 6.80%, 12/15/03................  $   500,000  $    500,530
CIT RV Trust, Series 1999-A,
  Class A3, 5.96%, 4/15/11..............      530,000       535,199
Discover Card Master Trust 1, Series
  1999-2, Class B, 6.10%, 10/15/04......      750,000       761,130
Fingerhut Master Trust, Series 1998-1,
  Class B, 6.29%, 2/15/02...............      600,000       607,584
Green Tree Recreational, Equipment &
  Consumer Trust, Series 1997-C, Class
  A1, 6.49%, 2/15/18....................      231,238       236,854
The Money Store Equity Trust,
  Class 1996-A, Series A, 7.36%,
  3/15/24...............................      550,000       565,659
WFS Financial Owner Trust, Series
  1999-B, Class A3, 6.32%, 10/20/03.....      349,894       354,327
                                                       ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $3,519,699)..................................     3,561,283
                                                       ------------
CORPORATE BONDS (61.5%)
AIRLINES (2.6%)
American Airlines, Inc., Series 99-1,
  7.02%, 10/15/09.......................    1,000,000     1,020,305
AMR Corp., 9.13%, 10/24/01..............    1,000,000     1,015,000
                                                       ------------
                                                          2,035,305
                                                       ------------
AUTOMOTIVE (2.6%)
DaimlerChrysler, 6.90%, 9/1/04..........    1,000,000     1,023,901
Ford Motor Co., 7.45%, 7/16/31..........    1,000,000       977,500
                                                       ------------
                                                          2,001,401
                                                       ------------
BANKING & FINANCIAL SERVICES (16.9%)
American Financial Group, 7.13%,
  4/15/09...............................    1,000,000       906,250
BankAmerica Corp., 6.38%, 2/15/08.......    1,000,000       983,750
Bear Stearns Co., Inc., 6.15%, 3/2/04...    1,000,000     1,007,500
Bear Stearns Co., Inc., 7.63%,
  12/7/09...............................    1,000,000     1,035,000
Capital One Bank Co., 6.65%, 3/15/04....    1,000,000       997,500
First Union Corp, 8.00%, 11/15/02.......      750,000       780,938
General Motors Acceptance Corp., 8.38%,
  2/22/05...............................    1,000,000     1,068,750
Lehman Brothers Holdings, 7.75%,
  1/15/05...............................    1,250,000     1,304,687
Merrill Lynch & Co., Inc. 6.38%,
  10/15/08..............................    1,000,000       987,500
PNC Funding Corp., 6.13%, 9/1/03........    1,000,000     1,015,000
Suntrust Bank, 6.38%, 4/1/11............      500,000       486,250
U.S. Bancorp., 8.00%, 7/2/04............    1,000,000     1,062,500
Wachovia Corp., 7.45%, 7/15/05..........    1,000,000     1,050,000
Washington Mutual, Inc., 8.25%,
  10/1/02...............................      500,000       519,375
                                                       ------------
                                                         13,205,000
                                                       ------------
CORPORATE BONDS, CONTINUED:
                                           SHARES OR
                                           PRINCIPAL      MARKET
                                            AMOUNT        VALUE
                                          -----------  ------------
BUSINESS EQUIPMENT & SERVICES (0.5%)
Comdisco, Inc., 6.13%, 8/1/01...........  $   500,000  $    372,500
                                                       ------------
CABLE (1.7%)
Tele-Communications, Inc., 9.65%,
  10/1/03...............................    1,275,000     1,348,313
                                                       ------------
CHEMICALS (1.4%)
E.I. Du Pont de Nemours, 8.25%,
  9/15/06...............................    1,000,000     1,111,250
                                                       ------------
COMMERCIAL SERVICES (1.3%)
Hertz Corp., 7.63%, 8/15/07.............    1,000,000     1,036,250
                                                       ------------
FOREIGN AGENCY (2.6%)
Ontario Province, 5.50%, 10/1/08........    1,000,000       975,000
Quebec Province, 7.00%, 1/30/07.........    1,000,000     1,050,000
                                                       ------------
                                                          2,025,000
                                                       ------------
INSURANCE (4.4%)
AIG SunAmerica, MTN, 5.75%, 2/16/09.....    1,000,000       959,105
Conseco, Inc., 6.40%, 6/15/01...........    1,425,000     1,425,000
John Hancock Global, 7.90%,
  7/2/10 (b)............................    1,000,000     1,085,000
                                                       ------------
                                                          3,469,105
                                                       ------------
MEDIA (1.9%)
Knight-Ridder, Inc., 8.50%, 9/1/01......      500,000       505,000
Time Warner, Inc., 6.10%,
  12/30/01 (b)..........................    1,000,000     1,005,000
                                                       ------------
                                                          1,510,000
                                                       ------------
OIL/GAS (2.6%)
Conoco, Inc., 5.90%, 4/15/04............    1,000,000     1,015,000
Enron Corp., 7.88%, 6/15/03.............    1,000,000     1,043,750
                                                       ------------
                                                          2,058,750
                                                       ------------
PAPER PRODUCTS (1.3%)
Fort James Corp., 6.50%, 9/15/02........    1,000,000       996,250
                                                       ------------
REAL ESTATE (1.3%)
Simon Property Group, Inc., Series MTN,
  7.13%, 6/24/05........................    1,000,000     1,006,250
                                                       ------------
RESTAURANTS (0.7%)
Darden Restaurants, Inc., 8.38%,
  9/15/05...............................      500,000       515,625
                                                       ------------
RETAIL (3.9%)
Hasbro, Inc., 7.95%, 3/15/03............    1,000,000       957,500
Safeway, Inc., 5.88%, 11/15/01..........      500,000       503,750
Sears Roebuck & Co., MTN, 8.51%,
  12/27/01..............................      500,000       510,000
Target Corp., 7.50%, 2/15/05............    1,000,000     1,057,500
                                                       ------------
                                                          3,028,750
                                                       ------------

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
QUALITY INCOME FUND                                               APRIL 30, 2001

CORPORATE BONDS, CONTINUED
                                           PRINCIPAL      MARKET
                                            AMOUNT        VALUE
                                          -----------  ------------
TELECOMMUNICATIONS (5.0%)
AT&T Canada, Inc., 7.65%, 9/15/06.......  $ 1,000,000  $    978,750
Qwest Capital Funding, 6.25%, 7/15/05...    1,000,000       991,250
Sprint Capital Corp., 6.38%, 5/1/09.....    1,000,000       922,500
WorldCom, Inc., 7.55%, 4/1/04...........    1,000,000     1,012,057
                                                       ------------
                                                          3,904,557
                                                       ------------
TOBACCO (0.6%)
Philip Morris, 7.25%, 9/15/01...........      250,000       252,188
Philip Morris, 7.13%, 8/15/02...........      250,000       255,312
                                                       ------------
                                                            507,500
                                                       ------------
TRANSPORTATION & SHIPPING (3.7%)
Atlas Air, Inc., 7.20%, 1/2/19..........      958,187       945,295
Burlington Northern Santa Fe,
  Series H, 9.25%, 10/1/06..............    1,000,000     1,132,499
Norfolk Southern Corp., 6.95%, 5/1/02...      810,000       825,188
                                                       ------------
                                                          2,902,982
                                                       ------------
UTILITIES (6.5%)
Dominion Resources, Inc., Series A,
  8.13%, 6/15/10........................    1,000,000     1,075,000
Niagra Mohawk Power Co., 7.75%,
  5/15/06...............................    1,000,000     1,051,250
Tennessee Valley Authorities,
  Series E, 6.25%, 12/15/17.............    3,000,000     2,992,500
                                                       ------------
                                                          5,118,750
                                                       ------------
TOTAL CORPORTATE BONDS (Cost $46,904,422)............    48,153,538
                                                       ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (38.5%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (17.3%)
7.00%, 3/15/10..........................    5,000,000     5,343,000
5.63%, 3/15/11..........................    1,000,000       968,750
6.75%, 9/15/29..........................    7,000,000     7,212,660
                                                       ------------
                                                         13,524,410
                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (14.9%)
5.00%, 2/14/03..........................    4,000,000     4,025,000
6.63%, 11/15/10.........................    2,000,000     2,082,500
7.25%, 5/15/30..........................    5,000,000     5,512,500
                                                       ------------
                                                         11,620,000
                                                       ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (6.3%)
6.50%, 6/1/31 (c).......................    5,000,000     4,960,940
                                                       ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $29,105,099).................................    30,105,350
                                                       ------------

INVESTMENT COMPANIES (0.7%)
                                                          MARKET
                                            SHARES        VALUE
                                          -----------  ------------
Goldman Sachs Financial Square Prime
  Money Market Fund.....................      263,527  $    263,527
Provident Institutional Temporary
  Investment Fund.......................      263,526       263,526
                                                       ------------
TOTAL INVESTMENT COMPANIES
  (Cost $527,053)....................................       527,053
                                                       ------------
TOTAL INVESTMENTS
  (Cost $80,056,273) (a) -- 105.3%                     $ 82,347,224
Liabilities in excess of other assets -- (5.3%)......    (4,171,939)
                                                       ------------
NET ASSETS -- 100.0%.................................  $ 78,175,285
                                                       ============

---------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $   2,665,919
Unrealized depreciation...       (374,968)
                            -------------
Net unrealized
  appreciation............  $   2,290,951
                            =============

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally qualified to institutional buyers. Securities have been deemed to be liquid based on procedures approved by the Board of Directors.
(c) Represents security purchased on a when-issued basis. At April 30, 2001, total cost of investments purchased on a when-issued basis was $5,012,465.

MTN -- Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
QUALITY INCOME FUND

  STATEMENT OF ASSETS AND LIABILITIES

                                                                  APRIL 30, 2001

ASSETS:
Investments, at value
  (cost $80,056,273)....................                $  82,347,224
Interest and dividends receivable.......                    1,258,585
Receivable for capital shares issued....                        1,957
Receivable for investments sold.........                    5,003,125
Prepaid expenses and other assets.......                        2,402
                                                        -------------
  TOTAL ASSETS..........................                   88,613,293
LIABILITIES:
Dividends payable.......................  $    375,460
Payable for investments purchased.......     9,982,778
Accrued expenses and other payables:
  Investment advisory fees..............         7,734
  Administration fees...................         1,933
  Distribution fees.....................           100
  Other.................................        70,003
                                          ------------
  TOTAL LIABILITIES.....................                   10,438,008
                                                        -------------
NET ASSETS:
Capital.................................                   75,545,577
Accumulated undistributed net investment
  income................................                        4,068
Accumulated net realized gain from
  investment transactions...............                      334,689
Net unrealized appreciation from
  investments...........................                    2,290,951
                                                        -------------
NET ASSETS..............................                $  78,175,285
                                                        =============
Class A
  Net Assets............................                $     323,895
  Shares................................                       32,181
  Redemption price per share............                $       10.06
                                                        =============
Maximum Sales Charge--Class A...........                         2.75%
  Maximum Offering Price per share
    (100%/(100% - Maximum Sales Charge)
    of net asset value adjusted to the
    nearest cent).......................                $       10.34
                                                        =============
Class B
  Net Assets............................                $      43,704
  Shares................................                        4,343
  Offering price per share*.............                $       10.06
                                                        =============
Class C
  Net Assets............................                $  77,807,686
  Shares................................                    7,732,438
  Offering and redemption price per
    share...............................                $       10.06
                                                        =============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                         FOR THE PERIOD ENDED APRIL 30, 2001 (A)

INVESTMENT INCOME:
Interest income.........................               $   5,265,890
Dividend income.........................                     101,110
                                                       -------------
  TOTAL INCOME..........................                   5,367,000
EXPENSES:
Investment advisory fees................  $   459,238
Administration fees.....................      114,810
Distribution fees--Class A..............        1,779
Distribution fees--Class B..............          255
Custodian fees..........................       19,134
Fund accounting fees....................       39,434
Transfer agent fees.....................       29,368
Other...................................       35,840
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                     699,858
  Expenses voluntarily reduced..........                        (945)
                                                       -------------
  Net Expenses..........................                     698,913
                                                       -------------
NET INVESTMENT INCOME...................                   4,668,087
                                                       -------------
REALIZED/UNREALIZED GAIN FROM INVESTMENTS:
Net realized gain from investment
  transactions..........................                     985,040
Change in unrealized appreciation from
  investments...........................                   3,630,064
                                                       -------------
Net realized/unrealized gain from
  investments...........................                   4,615,104
                                                       -------------
Change in net assets resulting from
  operations............................               $   9,283,191
                                                       =============

---------

(a) For the year May 1, 2000 to April 30, 2001 (Classes A and C), and the period June 12, 2000 (commencement of operations) to April 30, 2001 (Class B).

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
QUALITY INCOME FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                              FOR THE PERIOD ENDED
                                                   APRIL 30,
                                          ----------------------------
                                            2001 (B)       2000 (A)
                                          -------------  -------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................  $   4,668,087  $   2,344,960
  Net realized gains (losses) from
    investment transactions.............        985,040       (481,525)
  Change in unrealized appreciation
    (depreciation) from investments.....      3,630,064     (1,339,113)
                                          -------------  -------------
Change in net assets resulting from
  operations............................      9,283,191        524,322
                                          -------------  -------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............        (20,909)        (8,033)
  From net realized gains from
    investment transactions.............           (551)            --
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net investment income............         (1,337)            --
  From net realized gains from
    investment transactions.............            (46)            --
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net investment income............     (4,645,841)    (2,336,927)
  From net realized gains from
    investment transactions.............       (168,229)            --
                                          -------------  -------------
Change in net assets from shareholder
  dividends.............................     (4,836,913)    (2,344,960)
                                          -------------  -------------
Change in net assets from capital
  transactions..........................      3,930,966     71,618,679
                                          -------------  -------------
Change in net assets....................      8,377,244     69,798,041
NET ASSETS:
  Beginning of period...................     69,798,041             --
                                          -------------  -------------
  End of period.........................  $  78,175,285  $  69,798,041
                                          =============  =============

---------

(a) For the period from May 11, 1999 (commencement of operations for Classes A and C) to April 30, 2000.
(b) For the year May 1, 2000 to April 30, 2001 (Classes A and C), and the period June 12, 2000 (commencement of operations) to April 30, 2001 for Class B.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
QUALITY INCOME FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                                             FOR THE        FOR THE
                                            YEAR ENDED    PERIOD ENDED
                                            APRIL 30,      APRIL 30,
                                               2001         2000 (A)
                                            ----------    ------------
Net Asset Value, Beginning of Period....     $  9.50        $ 10.00
                                             -------        -------
Investment Activities
  Net investment income.................        0.58           0.50
  Net realized and unrealized gains
    (losses) from investments...........        0.58          (0.50)
                                             -------        -------
  Total from Investment Activities......        1.16             --
                                             -------        -------
Dividends
  Net investment income.................       (0.58)         (0.50)
  Net realized gains....................       (0.02)            --
                                             -------        -------
  Total Dividends.......................       (0.60)         (0.50)
                                             -------        -------
Net Asset Value, End of Period..........     $ 10.06        $  9.50
                                             =======        =======
TOTAL RETURN (EXCLUDES SALES CHARGE)....       12.46%          0.03%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000).......     $   324        $   240
Ratio of expenses to average net
  assets................................        1.16%          1.34%(b)
Ratio of net investment income to
  average net assets....................        5.88%          5.50%(b)
Ratio of expenses to average net
  assets*...............................        1.41%          1.59%(b)
Portfolio turnover rate**...............         130%           314%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 11, 1999 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2000.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                                        FOR THE
                                                      PERIOD ENDED
                                                       APRIL 30,
                                                        2001 (A)
                                                      ------------
Net Asset Value, Beginning of Period..............      $  9.55
                                                        -------
Investment Activities
  Net investment income...........................         0.54
  Net realized and unrealized gains from
    investments...................................         0.53
                                                        -------
  Total from Investment Activities................         1.07
                                                        -------
Dividends
  Net investment income...........................        (0.54)
  Net realized gains..............................        (0.02)
                                                        -------
  Total Dividends.................................        (0.56)
                                                        -------
Net Asset Value, End of Period....................      $ 10.06
                                                        =======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE).........        10.37%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000).................      $    44
Ratio of expenses to average net assets...........         1.68%(b)
Ratio of net investment income to average net
  assets..........................................         5.25%(b)
Ratio of expenses to average net assets*..........         1.90%(b)
Portfolio turnover rate**.........................          130%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  FOR THE PERIOD FROM JUNE 12, 2000 (COMMENCEMENT OF OPERATIONS) TO
     APRIL 30, 2001.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.

                                   CONTINUED

CENTURA FUNDS, INC.
QUALITY INCOME FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS C

                                             FOR THE        FOR THE
                                            YEAR ENDED    PERIOD ENDED
                                            APRIL 30,      APRIL 30,
                                               2001         2000 (A)
                                            ----------    ------------
Net Asset Value, Beginning of Period....     $  9.50        $ 10.00
                                             -------        -------
Investment Activities
  Net investment income.................        0.60           0.52
  Net realized and unrealized gains
    (losses) from investments...........        0.58          (0.50)
                                             -------        -------
  Total from Investment Activities......        1.18           0.02
                                             -------        -------
Dividends
  Net investment income.................       (0.60)         (0.52)
  Net realized gains....................       (0.02)            --
                                             -------        -------
  Total Dividends.......................       (0.62)         (0.52)
                                             -------        -------
Net Asset Value, End of Period..........     $ 10.06        $  9.50
                                             =======        =======
TOTAL RETURN............................       12.74%          0.20%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000).......     $77,808        $69,558
Ratio of expenses to average net
  assets................................        0.91%          1.09%(b)
Ratio of net investment income to
  average net assets....................        6.10%          5.65%(b)
Ratio of expenses to average net
  assets*...............................          (d)          1.11%(b)
Portfolio turnover rate**...............         130%           314%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 11, 1999 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2000.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
AS OF APRIL 30, 2001

                       NORTH CAROLINA TAX-FREE BOND FUND
                         GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        CLASS A
                       WITH LOAD      LEHMAN BROTHERS  LIPPER STATE
                    (RETURN REFLECTS      5-YEAR       INTERMEDIATE
        CLASS A      MAXIMUM SALES       MUNICIPAL      MUNICIPAL
      WITHOUT LOAD   LOAD OF 2.75%)       INDEX*         AVERAGE*
4/91       $10,000            $9,729          $10,000       $10,055
4/92       $10,604           $10,316          $10,864       $10,932
4/93       $11,440           $11,130          $11,961       $12,098
4/94       $11,591           $11,277          $12,319       $12,180
4/95       $12,054           $11,727          $12,992       $12,851
4/96       $12,715           $12,370          $13,885       $13,763
4/97       $13,313           $12,952          $14,532       $14,594
4/98       $14,327           $13,939          $15,510       $15,697
4/99       $15,181           $14,769          $16,518       $16,565
4/00       $15,006           $14,599          $16,578       $16,826
4/01       $16,212           $15,773          $18,082       $18,573

AVERAGE ANNUAL TOTAL RETURN  1 YEAR  5 YEAR  10 YEAR
Class A without Load          8.04%   4.98%    4.95%
Class A with Load             5.07%   4.40%    4.66%
Lehman Brothers 5-Year
Municipal Index               9.07%   5.42%    6.10%
Lipper State Intermediate
Municipal Average             9.89%   5.88%    6.38%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 LEHMAN BROTHERS  LIPPER STATE
                     5-YEAR       INTERMEDIATE
                    MUNICIPAL      MUNICIPAL
      CLASS B**      INDEX*         AVERAGE*
4/91    $10,000          $10,000       $10,055
4/92    $10,550          $10,864       $10,932
4/93    $11,342          $11,961       $12,098
4/94    $11,445          $12,319       $12,180
4/95    $11,822          $12,992       $12,851
4/96    $12,377          $13,885       $13,763
4/97    $12,885          $14,532       $14,594
4/98    $13,799          $15,510       $15,697
4/99    $14,562          $16,518       $16,565
4/00    $14,323          $16,578       $16,826
4/01    $15,382          $18,082       $18,573

AVERAGE ANNUAL TOTAL RETURN  1 YEAR  5 YEAR  10 YEAR
Class B without Load          7.39%   4.44%    4.40%
Class B with Load             4.39%   4.27%    4.40%
Lehman Brothers 5-Year
Municipal Index               9.07%   5.42%    6.10%
Lipper State Intermediate
Municipal Average             9.89%   5.88%    6.38%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 LEHMAN BROTHERS  LIPPER STATE
                     5-YEAR       INTERMEDIATE
       CLASS C      MUNICIPAL      MUNICIPAL
      (NO LOAD)      INDEX*         AVERAGE*
4/91    $10,000          $10,000       $10,055
4/92    $10,649          $10,864       $10,932
4/93    $11,557          $11,961       $12,098
4/94    $11,757          $12,319       $12,180
4/95    $12,272          $12,992       $12,851
4/96    $12,978          $13,885       $13,763
4/97    $13,623          $14,532       $14,594
4/98    $14,697          $15,510       $15,697
4/99    $15,611          $16,518       $16,565
4/00    $15,470          $16,578       $16,826
4/01    $16,755          $18,082       $18,573

AVERAGE ANNUAL TOTAL RETURN  1 YEAR  5 YEAR  10 YEAR
Class C (No Load)             8.31%   5.24%    5.30%
Lehman Brothers 5-Year
Municipal Index               9.07%   5.42%    6.10%
Lipper State Intermediate
Municipal Average             9.89%   5.88%    6.38%

Each chart represents a historical investment of $10,000 in the Centura North Carolina Tax-Free Bond Fund from 4/91 to 4/01, and represents the reinvestment of dividends and capital gains in the Fund.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

* The LEHMAN BROTHERS 5-YEAR MUNICIPAL INDEX is an unmanaged index generally representative of the municipal bond market. The LIPPER STATE INTERMEDIATE MUNICIPAL AVERAGE of the total returns reported by all of the mutual funds designated by Lipper, Inc. that fall into this category. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

Investing in a regional fund may involve more risk, since the companies are located within the same geographical area.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

The inception date for performance purposes is January 31, 1991. The quoted performance of the Centura North Carolina Tax-Free Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The investment objective, policies and techniques of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance had been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.04%, 1.79% and 0.79% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.

The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

** Class B shares are subject to a contingent deferred sales charge (CDSC) upon redemption; no such CDSC applies after the seventh year of ownership. As such, no CDSC is applied to this 10 year performance figure.

   CENTURA FUNDS, INC.                         SCHEDULE OF PORTFOLIO INVESTMENTS
   NORTH CAROLINA TAX-FREE BOND FUND                              APRIL 30, 2001

NORTH CAROLINA MUNICIPAL OBLIGATIONS (98.4%)
                                           PRINCIPAL      MARKET
                                            AMOUNT        VALUE
                                          -----------  ------------
Burlington County, GO, 5.20%, 2/1/14,
  Callable 2/1/10 @ 102, (AMBAC
  Insured)..............................  $   400,000  $    414,364
Cabarrus County GO, 5.30%, 2/1/08,
  Callable 2/1/07 @ 100.5, (MBIA
  Insured)..............................      935,000       988,491
Cabarrus County, CP, 5.50%, 4/1/15,
  Callable 4/1/11 @ 102.................      500,000       517,450
Carteret County GO, 5.40%, 5/1/09,
  Callable 5/1/06 @ 101.5, (MBIA
  Insured)..............................    1,000,000     1,058,610
Catawba County Memorial Hospital Project
  Revenue, 4.40%, 10/1/08, (AMBAC
  Insured)..............................    1,000,000     1,001,910
Centennial Authority North Carolina
  Hotel Tax Revenue, Arena Project,
  4.65%, 9/1/06, (FSA Insured)..........    1,000,000     1,029,690
Charlotte Mecklenberg Hospital Authority
  GO, 6.00%, 1/1/04, Callable 1/1/02 @
  102...................................      620,000       640,082
Charlotte Mecklenberg Hospital Authority
  GO, 4.90%, 1/15/10, Callable 1/15/07 @
  102...................................    1,000,000     1,012,420
Charlotte, GO, 4.75%, 2/1/10, Callable
  2/1/08 @ 101..........................      435,000       445,775
Cleveland County UTGO, Refunding, 5.10%,
  6/1/07, Callable 6/1/03 @ 102, (FGIC
  Insured)..............................    1,400,000     1,453,256
Cumberland County Civic Center Project
  CP, Series A, 6.20%, 12/1/07, Callable
  12/1/04 @ 102, (AMBAC Insured)........    1,535,000     1,691,002
Cumberland County Hospital Facility
  Revenue, 5.25%, 10/1/10, Callable
  10/1/09 @ 101.........................      500,000       505,345
Dare County CP, Series A, 4.50%, 5/1/04,
  (MBIA Insured)........................    1,000,000     1,022,970
Durham County GO, 5.75%, 2/1/07,
  Callable 2/1/02 @ 102.................      880,000       914,338
Durham, GO, 5.40%, 3/1/13, Callable
  3/1/10 @ 101.5........................      500,000       530,125
Fayetteville Public Works Commission
  Revenue, Series A, 5.25%, 3/1/08,
  Callable 3/1/05 @ 102, (AMBAC
  Insured)..............................    1,280,000     1,339,072
Gaston County Public Facilities Project
  CP, 4.75%, 12/1/05, (MBIA Insured)....    1,000,000     1,036,840
Housing Finance Agency Revenue, 4.40%,
  9/1/03, AMT...........................      400,000       405,280
Housing Finance Agency, Series 4A,
  4.45%, 1/1/07, AMT....................      250,000       252,055
Housing Finance Agency, Series 4A,
  4.45%, 7/1/07, AMT....................      250,000       252,215
Housing Finance Agency, Series A1,
  Refunding, 4.65%, 1/1/04..............      500,000       509,240
Housing Finance Agency, Series A1,
  Refunding, 4.75%, 1/1/05..............      500,000       511,455
NORTH CAROLINA MUNICIPAL OBLIGATIONS, CONTINUED:
                                           PRINCIPAL      MARKET
                                            AMOUNT        VALUE
                                          -----------  ------------
Iredell County, 4.75%, 2/1/12, Callable
  2/1/07 @ 102..........................  $   500,000  $    501,010
Iredell County Memorial Hospital
  Revenue, 5.10%, 10/1/11, Callable
  10/1/07 @ 101, (AMBAC Insured)........    1,000,000     1,029,960
Moore Medical Care Community Hospital
  Revenue, 5.20%, 10/1/13, Callable
  10/1/03 @ 102.........................      300,000       301,173
New Hanover County Medical Center
  Project Revenue, 4.25%, 10/1/10,
  Callable 10/1/09 @ 101, (MBIA
  Insured)..............................      500,000       484,610
North Carolina Medical Care Community
  Health Care Revenue, 4.75%, 10/1/05...      500,000       512,900
North Carolina Medical Care Community
  Hospital, 5.75%, 6/1/13, Callable
  6/1/09 @ 102..........................      525,000       536,865
North Carolina Municipal Power Agency
  #1, Catawba Electric Revenue,
  Refunding, 5.25%, 1/1/09, (MBIA
  Insured)..............................    1,500,000     1,576,665
North Carolina State Public School
  Building, GO, 4.60%, 4/1/13, Callable
  4/1/09 @ 102..........................    1,000,000       981,610
North Carolina State Series A, GO,
  4.75%, 4/1/15, Callable 4/1/08 @
  102...................................      500,000       488,190
Pitt County Memorial Hospital Revenue,
  5.38%, 12/1/10, Callable 12/1/05 @
  102...................................    1,000,000     1,051,970
Pitt County Public Facilities CP, Series
  A, 5.35%, 4/1/07, (MBIA Insured)......      625,000       663,481
Raleigh Durham Airport Authority
  Revenue, Series A, 5.25%, 11/1/12,
  Callable 5/1/11 @ 101, (FGIC
  Insured)..............................      500,000       523,195
Stanly County, GO, 4.60%, 2/1/14,
  Callable 2/1/11 @ 101.5 (AMBAC
  Insured)..............................      250,000       241,850
Union County Enterprise System Water
  Utility Improvement Revenue, 5.35%,
  6/1/09, Callable 6/1/06 @ 102, (MBIA
  Insured)..............................      500,000       529,410
University of North Carolina, Utility
  System Revenue, Refunding, 5.00%,
  8/1/09, Callable 8/1/02 @ 102.........    1,460,000     1,488,178
Wake Forest University Education
  Facility, 5.00%, 11/1/12, Callable
  11/1/07 @ 102.........................      500,000       510,240
Wake County, Series A, 2/1/14, Callable
  2/1/11 @ 101.5........................    1,000,000       986,290
Wilkes County UTGO, Refunding, 5.20%,
  6/1/05, Callable 6/1/03 @ 101.........    1,275,000     1,320,530

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA TAX-FREE BOND FUND                                 APRIL 30, 2001

NORTH CAROLINA MUNICIPAL OBLIGATIONS, CONTINUED:
                                           PRINCIPAL      MARKET
                                            AMOUNT        VALUE
                                          -----------  ------------
Winston Salem CP, Series A, 5.30%,
  6/1/09, Callable 6/1/06 @ 102,
  Sinkable 6/1/08 @ 100.................  $ 1,000,000  $  1,055,180
Winston Salem State University Revenue,
  Refunding, 4.75%, 1/1/10, Callable
  1/1/09 @ 101, (MBIA Insured)..........      500,000       507,245
Winston Salem State University Revenue,
  Refunding, 4.85%, 1/1/11, Callable
  1/1/09 @ 101, (MBIA Insured)..........      500,000       506,505
                                                       ------------
TOTAL NORTH CAROLINA MUNIPAL OBLIGATIONS
  (Cost $32,376,827).................................    33,329,042
                                                       ------------
TOTAL INVESTMENTS
  (Cost $32,376,827) (a) -- 98.4%....................    33,329,042
Other assets in excess of liabilities -- 1.6%........       557,285
                                                       ------------
NET ASSETS -- 100.0%.................................  $ 33,886,327
                                                       ============

---------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $  1,065,215
Unrealized depreciation...      (113,000)
                            ------------
Net unrealized
  appreciation............  $    952,215
                            ============

AMBAC -- American Municipal Bond Assurance Corp.
AMT -- Alternative Minimum Tax
CP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Corp.
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
UTGO -- Unlimited Tax General Obligation

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND

  STATEMENT OF ASSETS AND LIABILITIES

                                                                  APRIL 30, 2001

ASSETS:
Investments, at value (cost
  $32,376,827)..........................               $  33,329,042
Interest receivable.....................                     473,067
Receivable for investments sold.........                     316,320
Receivable for capital shares issued....                      20,000
Prepaid expenses........................                       3,124
                                                       -------------
  TOTAL ASSETS..........................                  34,141,553
LIABILITIES:
Dividends payable.......................  $   116,386
Payable to custodian for overdraft......      120,050
Accrued expenses and other payables:
  Investment advisory fees..............        1,953
  Administration fees...................          725
  Distribution fees.....................        1,128
  Other.................................       14,984
                                          -----------
  TOTAL LIABILITIES.....................                     255,226
                                                       -------------
NET ASSETS:
Capital.................................                  32,882,341
Accumulated undistributed (dividends in
  excess of) net investment income......                     (19,969)
Accumulated net realized gain from
  investment transactions...............                      71,740
Net unrealized appreciation from
  investments...........................                     952,215
                                                       -------------
NET ASSETS..............................               $  33,886,327
                                                       =============
Class A
  Net Assets............................               $   4,224,559
  Shares................................                     410,140
  Redemption price per share............               $       10.30
                                                       =============
Maximum Sales Charge--Class A...........                        2.75%
  Maximum Offering Price per share
    (100%/(100% - Maximum Sales Charge)
    of net asset value adjusted to the
    nearest cent).......................               $       10.59
                                                       =============
Class B
  Net Assets............................               $     439,038
  Shares................................                      42,605
  Offering price per share*.............               $       10.30
                                                       =============
Class C
  Net Assets............................               $  29,222,730
  Shares................................                   2,837,103
  Offering and redemption price per
    share...............................               $       10.30
                                                       =============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                               FOR THE YEAR ENDED APRIL 30, 2001

INVESTMENT INCOME:
Interest income.........................               $   1,752,622
Dividend income.........................                      16,013
                                                       -------------
  TOTAL INCOME..........................                   1,768,635
EXPENSES:
Investment advisory fees................  $   126,730
Administration fees.....................       54,313
Distribution fees--Class A..............       21,568
Distribution fees--Class B..............        4,451
Custodian fees..........................        9,055
Fund accounting fees....................       36,567
Transfer agent fees.....................       20,578
Other...................................       33,129
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                     306,391
  Expenses voluntarily reduced..........                     (19,139)
                                                       -------------
  Net Expenses..........................                     287,252
                                                       -------------
NET INVESTMENT INCOME...................                   1,481,383
                                                       -------------
REALIZED/UNREALIZED GAIN FROM INVESTMENTS:
Net realized gain from investment
  transactions..........................                     119,304
Change in unrealized appreciation from
  investments...........................                   1,269,807
                                                       -------------
Net realized/unrealized gain from
  investments...........................                   1,389,111
                                                       -------------
Change in net assets resulting from
  operations............................               $   2,870,494
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC
NORTH CAROLINA TAX-FREE BOND FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                          FOR THE YEAR ENDED APRIL 30,
                                          ----------------------------
                                              2001           2000
                                          -------------  -------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................  $   1,481,383  $   1,659,610
  Net realized gains from investment
    transactions........................        119,304          5,046
  Change in unrealized appreciation
    (depreciation) from investments.....      1,269,807     (2,155,715)
                                          -------------  -------------
Change in net assets resulting from
  operations............................      2,870,494       (491,059)
                                          -------------  -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income............       (167,508)      (181,790)
  In excess of net investment income....             --         (2,548)
  From net realized gains from
    investment transactions.............             --        (11,939)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income............        (15,060)       (17,741)
  In excess of net investment income....             --           (315)
  From net realized gains from
    investment transactions.............             --         (1,248)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income............     (1,298,815)    (1,460,079)
  In excess of net investment income....             --        (20,843)
  From net realized gains from
    investment transactions.............             --        (86,423)
                                          -------------  -------------
Change in net assets from shareholder
  distributions.........................     (1,481,383)    (1,782,926)
                                          -------------  -------------
Change in net assets from capital
  transactions..........................     (4,966,088)    (5,221,478)
                                          -------------  -------------
Change in net assets....................     (3,576,977)    (7,495,463)
NET ASSETS:
  Beginning of period...................     37,463,304     44,958,767
                                          -------------  -------------
  End of period.........................  $  33,886,327  $  37,463,304
                                          =============  =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2001         2000         1999         1998         1997
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Period....     $  9.91      $ 10.45      $ 10.30      $  9.98      $ 10.04
                              -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............        0.40         0.38         0.41         0.43         0.43
  Net realized and
    unrealized gains
    (losses) from
    investments..........        0.39        (0.51)        0.20         0.32         0.03
                              -------      -------      -------      -------      -------
  Total from Investment
    Activities...........        0.79        (0.13)        0.61         0.75         0.46
                              -------      -------      -------      -------      -------
Distributions
  Net investment
    income...............       (0.40)       (0.38)       (0.41)       (0.43)       (0.43)
  In excess of net
    investment income....          --        (0.01)          --           --           --
  Net realized gains.....          --        (0.02)       (0.05)          --        (0.09)
                              -------      -------      -------      -------      -------
  Total Distributions....       (0.40)       (0.41)       (0.46)       (0.43)       (0.52)
                              -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................     $ 10.30      $  9.91      $ 10.45      $ 10.30      $  9.98
                              =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  SALES CHARGE)..........        8.04%       (1.15%)       5.96%        7.61%        4.71%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........     $ 4,225      $ 4,554      $ 4,870      $ 4,664      $ 3,823
Ratio of expenses to
  average net assets.....        1.00%        0.98%        0.82%        0.69%        0.69%
Ratio of net investment
  income to average net
  assets.................        3.88%        3.85%        3.89%        4.19%        4.31%
Ratio of expenses to
  average net assets*....        1.28%        1.26%        1.26%        1.29%        1.30%
Portfolio turnover
  rate**.................          13%          14%          11%          29%          34%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2001         2000         1999         1998         1997
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Period....     $  9.92      $ 10.46      $ 10.30      $  9.98      $ 10.04
                              -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............        0.34         0.33         0.36         0.38         0.37
  Net realized and
    unrealized gains
    (losses) from
    investments..........        0.38        (0.51)        0.21         0.32         0.03
                              -------      -------      -------      -------      -------
  Total from Investment
    Activities...........        0.72        (0.18)        0.57         0.70         0.40
                              -------      -------      -------      -------      -------
Distributions
  Net investment
    income...............       (0.34)       (0.33)       (0.36)       (0.38)       (0.37)
  In excess of net
    investment income....          --        (0.01)          --           --           --
  Net realized gains.....          --        (0.02)       (0.05)          --        (0.09)
                              -------      -------      -------      -------      -------
  Total Distributions....       (0.34)       (0.36)       (0.41)       (0.38)       (0.46)
                              -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................     $ 10.30      $  9.92      $ 10.46      $ 10.30      $  9.98
                              =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....        7.39%       (1.64%)       5.53%        7.09%        4.11%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........     $   439      $   449      $   570      $   511      $   430
Ratio of expenses to
  average net assets.....        1.50%        1.48%        1.32%        1.18%        1.27%
Ratio of net investment
  income to average net
  assets.................        3.38%        3.34%        3.38%        3.70%        3.73%
Ratio of expenses to
  average net assets*....        1.77%        1.76%        1.76%        1.78%        1.88%
Portfolio turnover
  rate**.................          13%          14%          11%          29%          34%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

                                   CONTINUED

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS C

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2001         2000         1999         1998         1997
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Period....     $  9.91      $ 10.45      $ 10.30      $  9.98      $ 10.04
                              -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............        0.42         0.41         0.43         0.46         0.46
  Net realized and
    unrealized gains
    (losses) from
    investments..........        0.39        (0.51)        0.20         0.32         0.03
                              -------      -------      -------      -------      -------
  Total from Investment
    Activities...........        0.81        (0.10)        0.63         0.78         0.49
                              -------      -------      -------      -------      -------
Distributions
  Net investment
    income...............       (0.42)       (0.41)       (0.43)       (0.46)       (0.46)
  In excess of net
    investment income....          --        (0.01)          --           --           --
  Net realized gains.....          --        (0.02)       (0.05)          --        (0.09)
                              -------      -------      -------      -------      -------
  Total Distributions....       (0.42)       (0.44)       (0.48)       (0.46)       (0.55)
                              -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................     $ 10.30      $  9.91      $ 10.45      $ 10.30      $  9.98
                              =======      =======      =======      =======      =======
TOTAL RETURN.............        8.31%       (0.90%)       6.22%        7.89%        4.97%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........     $29,223      $32,461      $39,519      $37,456      $32,159
Ratio of expenses to
  average net assets.....        0.75%        0.73%        0.56%        0.44%        0.44%
Ratio of net investment
  income to average net
  assets.................        4.13%        4.09%        4.15%        4.44%        4.56%
Ratio of expenses to
  average net assets*....        0.77%        0.76%        0.76%        0.79%        0.80%
Portfolio turnover
  rate**.................          13%          14%          11%          29%          34%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC
                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2001
 1. ORGANIZATION

    Centura Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was organized as a Maryland corporation on March 1, 1994. At April 30, 2001 the Company consisted of six separate investment portfolios: Centura Large Cap Equity Fund, Centura Mid Cap Equity Fund, Centura Small Cap Equity Fund, Centura Government Income Fund, Centura Quality Income Fund and the Centura North Carolina Tax-Free Bond Fund (individually, the "Fund", and collectively, the "Funds").

   The Funds offer three classes of shares known as Class A, Class B and Class C shares. Class A shares are offered with a maximum front-end sales charge of 4.50% for the Large Cap Equity Fund, Mid Cap Equity Fund, and Small Cap Equity Fund; 2.75% for the Government Income Fund, Quality Income Fund and North Carolina Tax-Free Bond Fund. Class B shares are offered at net asset value but are subject to a contingent deferred sales charge ("CDSC"). In addition, Class A and Class B shares pay ongoing distribution fees.
   Class B shares will convert automatically to Class A shares on the first business day of the month following the seventh anniversary of their purchase date. Class C shares are offered to accounts managed by Centura Bank's Trust Department and to non-profit institutions who invest at least $100,000.

   The Funds' investment objectives are as follows:

   LARGE CAP EQUITY FUND -- Long-term capital appreciation. The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies each having $3 billion or more in market capitalization at the time of purchase by the Funds. Investments include common stocks, convertible preferred stocks and convertible bonds, notes and debentures.

   MID CAP EQUITY FUND -- Long-term capital appreciation. The Fund normally invests at least 65% of its total assets in equity securities of mid-sized companies that fall within the range of companies in the S&P MidCap 400 Composite Price Index at the time of purchase by the Fund. Investments are primarily in common stocks, but also may include convertible preferred stocks and convertible bonds, notes and debentures.

   SMALL CAP EQUITY FUND -- Long-term capital appreciation. The Fund normally invests at least 65% of its total assets in the equity securities of small companies. Small companies are defined as those with market capitalizations that fall within the range of the companies in the S&P Small Cap 600 Index at the time of purchase by the Fund. Investments are primarily common stocks but also include preferred stocks and securities convertible into stock.

   GOVERNMENT INCOME FUND -- Relatively high current income consistent with relative stability of principal and safety. The Fund normally invests at least 65% of its total assets in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities). In general, its investments will have maximum maturities of ten years.

   QUALITY INCOME FUND -- Current income and capital appreciation. The Fund normally invests at least 65% of its total assets in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and corporate debt obligations as well as other fixed income securities such as asset backed securities, mortgage backed securities and bank obligations. At least 70% of the Fund's fixed income securities will be rated in one of the three highest categories by nationally recognized statistical rating organizations or unrated securities of comparable quality.

   NORTH CAROLINA TAX-FREE BOND FUND -- High current income that is free from both federal income tax and North Carolina personal income tax, together with relative safety of principal. The Fund invests primarily in obligations issued by the State of North Carolina, its political subdivisions, and their agencies and instrumentalities.

 2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITY VALUATION:

    Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Directors. In making such

                                    CONTINUED

CENTURA FUNDS, INC
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 APRIL 30, 2001

   valuations, the pricing service utilizes both dealer-supplied valuations and electronic and matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations are valued at amortized cost, which approximates market value, as approved by the Board of Directors.

   The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or at the direction of the Board of Directors.

   INVESTMENT TRANSACTIONS:

    Security transactions in the Funds are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated on the identified cost basis.

   ORGANIZATION EXPENSES:

    Costs incurred in connection with the organization and initial registration of the Company, which have been allocated among the Funds, have been deferred and are being amortized over a five year period, beginning with each Fund's commencement of operations, except for the Quality Income Fund which was expensed as incurred.

   ALLOCATION OF EXPENSES:

    Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class; other Fund expenses are allocated proportionately among each class within the Fund in relation to the net assets of each class.

   FINANCIAL INSTRUMENTS:

    OPTIONS

    Certain Funds may purchase and write (sell) put and call options on securities, currencies and indices of securities (collectively, an "underlying asset"). These transactions are to hedge against changes in interest rates, security prices, currency fluctuations and other market developments, or for purposes of earning additional income (i.e. speculation).

   The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

   In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

   FUTURES CONTRACTS

    Certain Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Company may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on

                                    CONTINUED

CENTURA FUNDS, INC
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 APRIL 30, 2001

   futures contracts will give the Company the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Company to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

   FEDERAL INCOME TAXES:

    Each Fund's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all taxable and tax-exempt income for their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax.

   For federal income tax purposes, the following Fund's had capital loss carryforwards as of April 30, 2001, which are available to offset future capital gains, if any:

                                               AMOUNT    EXPIRES
                                             ----------  -------
   Large Cap Equity Fund...................  $1,206,935    2009
   Government Income Fund..................   1,208,439    2008
                                              1,408,021    2009

   DIVIDENDS TO SHAREHOLDERS:

    The Large Cap Equity Fund, Mid Cap Equity Fund, and Small Cap Equity Fund declare and pay dividends of substantially all of their net investment income monthly. The Government Income Fund, Quality Income Fund and North Carolina Tax-Free Bond Fund declare dividends of substantially all of their net investment income daily and pay those dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

   These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

   As of April 30, 2001, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to capital:

                                              ACCUMULATED     ACCUMULATED
                                             UNDISTRIBUTED    NET REALIZED
                                             NET INVESTMENT  GAIN/(LOSS) ON
                                                 INCOME       INVESTMENTS
                                             --------------  --------------
   Large Cap Equity Fund...................     $180,718      $(2,600,920)
   Mid Cap Equity Fund.....................        5,495       (2,319,645)
   Small Cap Equity Fund...................      252,546         (252,546)

 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Centura Bank ("Advisor"), a wholly owned subsidiary of Centura Banks, Inc., served as the Company's Investment Advisor until April 30, 2001 and serves as the custodian. Pursuant to the Advisory Contracts, the Advisor manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments. The Advisor is responsible for placing orders for the

                                    CONTINUED

CENTURA FUNDS, INC
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 APRIL 30, 2001

   purchase and sale of investment securities directly with brokers and dealers selected at its discretion. For furnishing custodial services, Centura Bank is paid a monthly fee with respect to the Funds at an annual rate based on 0.025% of average daily net assets. On April 30, 2001, an Assumption Agreement between the Company, Centura Bank and Glenwood Capital Management Company ("CGM") became effective, allowing CGM to assume and perform all investment advisor duties and obligations of Centura Bank. CGM is a newly formed, wholly owned subsidiary of Centura Banks, Inc.

   BISYS Fund Services, Inc. ("BISYS") serves as the Funds' administrator ("the Administrator"), transfer agent, and fund accounting agent. Services provided under the Administrative Services Contract include providing day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records and the preparation of reports. Services provided under the Transfer Agency Agreement include providing personnel and facilities to perform shareholder servicing and transfer agency related services. The terms of the Administrative Services Contract and Fund Accounting Contract provide for annual fees based on a percentage of average daily net assets. The Transfer Agency Agreement provides for a per account fee in connection with shareholder servicing.

   Centura Funds Distributor, Inc. ("the Distributor") acts as the Funds' Distributor. The Distributor is an affiliate of the Funds' Administrator and was formed specifically to distribute the Funds.

   Each of the Funds has adopted a Master Distribution Plan (the "Plan") with respect to its Class A and Class B shares. The Plans provide that each class of shares will pay the Distributor a fee calculated as a percentage of the value of average daily net assets of that class as reimbursement for its costs incurred in financing certain distribution and shareholder service activities related to that class.

   The Class A Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% of the Fund's average daily net assets attributable to its Class A shares. Such fees may include a Service Fee totaling up to 0.25% of the average daily net assets attributable to a Fund's Class A shares. Service Fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing related services to shareholders. Currently, the Distributor has undertaken to limit 12b-1 fees for Class A Shares to 0.25% for each Fund.

   The Class B Plan provides for payments by the Fund to the Distributor at an annual rate not to exceed 1.00% of the Fund's average daily net assets attributable to its Class B shares. Such fees may include a Service Fee totaling up to 0.25% of the average annual net assets attributable to a Fund's Class B shares. Currently, the Distributor has undertaken to limit 12b-1 fees for class B shares to 0.75% for Government Income Fund, Quality Income Fund and North Carolina Tax-Free Bond Fund.

   For the year ended April 30, 2001, rates charged for Investment Advisory fees and fees waived and reimbursed by the Administrator and Distributor are listed below:

                                   INVESTMENT ADVISORY FEES
                                   ------------------------                         12B-1 FEES
                                        ANNUAL FEES AS                             VOLUNTARILY
                                       A PERCENTAGE OF        ADMINISTRATION         REDUCED
                                        AVERAGE DAILY        FEES VOLUNTARILY  --------------------
                                          NET ASSETS             REDUCED         CLASS A    CLASS B
                                   ------------------------  ----------------  -----------  -------
   Large Cap Equity Fund.........                 0.70%           $   --         $43,287    $   --
   Mid Cap Equity Fund...........                 0.70%               --          75,171        --
   Small Cap Equity Fund.........                 0.70%               --          16,496        --
   Government Income Fund........                 0.30%               --          11,522       646
   Quality Income Fund...........                 0.60%               --             889        56
   North Carolina Tax-Free Bond
     Fund........................                 0.35%            7,242          10,784     1,113

                                    CONTINUED

CENTURA FUNDS, INC
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 APRIL 30, 2001

   In addition, the Distributor also retains a portion of the front-end sales charge. The following is a summary of dealer commissions paid to the Distributor and Centura Bank for Class A shares for the year ended April 30, 2001:

                                             DISTRIBUTOR  CENTURA BANK
                                             -----------  ------------
   Large Cap Equity Fund...................     $301        $ 6,951
   Mid Cap Equity Fund.....................      458         13,134
   Small Cap Equity Fund...................       86          2,462
   Government Income Fund..................       13            340

   The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B Shares. The following is a summary of the dealer commissions paid to the Distributor and Centura Bank for Class B shares for the year ended April 30, 2001:

                                             DISTRIBUTOR  CENTURA BANK
                                             -----------  ------------
   Large Cap Equity Fund...................    $  881       $12,313
   Mid Cap Equity Fund.....................     1,308        16,777
   Small Cap Equity Fund...................       129         3,511
   Government Income Fund..................        --           826
   Quality Income Fund.....................        --            80
   North Carolina Tax-Free Bond Fund.......        --             2

 4. CONCENTRATION OF CREDIT RISK

    The North Carolina Tax-Free Bond Fund invests substantially all of its assets in a non-diversified portfolio of tax-exempt debt obligations issued by the State of North Carolina and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the state of North Carolina.

   The North Carolina Tax-Free Bond Fund had the following concentrations by sector at April 30, 2001 (as a percentage of total investments):

   General Obligation................................   32.7%
   Hospitals.........................................   21.5%
   Certificates of Participation.....................   16.0%
   Utilities.........................................   10.1%
   Universities......................................    9.2%
   Housing...........................................    5.9%
   Recreational......................................    3.1%
   Airport...........................................    1.5%
                                                       -----
                                                       100.0%
                                                       =====

 5. SECURITIES TRANSACTIONS

    The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended April 30, 2001 were as follows:

                                              PURCHASES       SALES
                                             ------------  -----------
   Large Cap Equity Fund...................  $ 60,756,403  $74,158,005
   Mid Cap Equity Fund.....................    99,245,369   84,469,140
   Small Cap Equity Fund...................    24,543,388   22,504,586
   Government Income Fund..................    43,517,825   49,470,355
   Quality Income Fund.....................   114,410,576   97,554,992
   North Carolina Tax-Free Bond Fund.......     4,629,593    9,562,619

6. CAPITAL SHARE TRANSACTIONS

    The Company is authorized to issue 1.05 billion shares of capital stock with a par value of $.001. Transactions in shares of the Funds are summarized below:

                                    CONTINUED

    CENTURA FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 APRIL 30, 2001

                                     LARGE CAP EQUITY             MID CAP EQUITY             SMALL CAP EQUITY
                                           FUND                        FUND                        FUND
                                --------------------------  ---------------------------  -------------------------
                                  FOR THE       FOR THE       FOR THE        FOR THE       FOR THE      FOR THE
                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                 APRIL 30,     APRIL 30,     APRIL 30,      APRIL 30,     APRIL 30,    APRIL 30,
                                    2001          2000          2001          2000          2001          2000
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares
    issued....................  $  4,522,650  $ 18,366,226  $  7,253,477  $  23,439,125  $2,163,220   $  6,001,578
  Dividends reinvested........     1,133,830       276,475     6,121,627      7,305,081     490,666      1,140,174
  Cost of shares redeemed.....    (6,152,437)   (4,038,784)  (11,144,813)   (12,693,729) (3,124,465)    (3,240,141)
                                ------------  ------------  ------------  -------------  -----------  ------------
  Class A capital
    transactions..............  $   (495,957) $ 14,603,917  $  2,230,291  $  18,050,477  $ (470,579)  $  3,901,611
                                ------------  ------------  ------------  -------------  -----------  ------------
CLASS B
  Proceeds from shares
    issued....................  $    992,972  $  3,980,071  $  1,287,157  $   1,236,786  $  215,066   $    262,005
  Dividends reinvested........       464,738       116,388     3,582,605      3,984,051     328,552        830,828
  Cost of shares redeemed.....    (1,370,847)   (1,161,041)   (2,806,491)    (6,359,323)   (580,481)    (1,631,254)
                                ------------  ------------  ------------  -------------  -----------  ------------
  Class B capital
    transactions..............  $     86,863  $  2,935,418  $  2,063,271  $  (1,138,486) $  (36,863)  $   (538,421)
                                ------------  ------------  ------------  -------------  -----------  ------------
CLASS C
  Proceeds from shares
    issued....................  $ 45,042,658  $113,306,139  $ 63,326,480  $  39,926,614  $8,363,547   $ 12,396,052
  Dividends reinvested........    11,227,048     3,132,857    19,176,238     18,881,890   1,481,168      3,663,016
  Cost of shares redeemed.....   (55,654,569)  (82,824,997)  (33,201,026)  (111,440,207) (6,029,312)   (26,186,102)
                                ------------  ------------  ------------  -------------  -----------  ------------
  Class C capital
    transactions..............  $    615,137  $ 33,613,999  $ 49,301,692  $ (52,631,703) $3,815,403   $(10,127,034)
                                ------------  ------------  ------------  -------------  -----------  ------------
Net increase (decrease) from
  capital transactions........  $    206,043  $ 51,153,334  $ 53,595,254  $ (35,719,712) $3,307,961   $ (6,763,844)
                                ============  ============  ============  =============  ===========  ============
SHARE TRANSACTIONS:
CLASS A
  Issued......................       315,220     1,310,974       532,915      1,545,411     176,837        461,636
  Reinvested..................        85,058        18,598       483,120        595,364      41,547        102,904
  Redeemed....................      (449,459)     (274,440)     (821,256)      (889,630)   (261,095)      (254,254)
                                ------------  ------------  ------------  -------------  -----------  ------------
  Change in Class A Shares....       (49,181)    1,055,132       194,779      1,251,145     (42,711)       310,286
                                ------------  ------------  ------------  -------------  -----------  ------------
CLASS B
  Issued......................        71,672       271,293       102,733         91,482      18,167         21,298
  Reinvested..................        35,639         7,918       298,799        337,057      28,795         76,786
  Redeemed....................       (99,598)      (78,441)     (220,445)      (438,595)    (49,725)      (130,568)
                                ------------  ------------  ------------  -------------  -----------  ------------
  Change in Class B Shares....         7,713       200,770       181,087        (10,056)     (2,763)       (32,484)
                                ------------  ------------  ------------  -------------  -----------  ------------
CLASS C
  Issued......................     3,236,612     7,816,777     4,912,866      2,933,964     691,274        986,472
  Reinvested..................       840,306       211,311     1,496,597      1,527,465     124,573        328,817
  Redeemed....................    (4,125,726)   (5,694,408)   (2,452,874)    (7,492,265)   (495,117)    (2,036,699)
                                ------------  ------------  ------------  -------------  -----------  ------------
  Change in Class C Shares....       (48,808)    2,333,680     3,956,589     (3,030,836)    320,730       (721,410)
                                ------------  ------------  ------------  -------------  -----------  ------------
Net increase (decrease) from
  share transactions..........       (90,276)    3,589,582     4,332,455     (1,789,747)    275,256       (443,608)
                                ============  ============  ============  =============  ===========  ============

                                    CONTINUED

CENTURA FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 APRIL 30, 2001

                                                                                              NORTH CAROLINA
                                     GOVERNMENT INCOME                                           TAX-FREE
                                           FUND                 QUALITY INCOME FUND              BOND FUND
                                ---------------------------  --------------------------  -------------------------
                                  FOR THE        FOR THE       FOR THE       FOR THE       FOR THE      FOR THE
                                 YEAR ENDED    YEAR ENDED    PERIOD ENDED  PERIOD ENDED  YEAR ENDED    YEAR ENDED
                                 APRIL 30,      APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,    APRIL 30,
                                    2001          2000         2001 (B)      2000 (A)       2001          2000
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares
    issued....................  $  3,308,826  $   7,733,774  $   499,845   $   376,989   $    7,565   $    215,992
  Dividends reinvested........       254,679        285,180       21,090         6,908      162,227        182,289
  Cost of shares redeemed.....    (3,124,644)    (4,042,854)    (456,572)     (135,660)    (663,064)      (459,396)
                                ------------  -------------  ------------  ------------  -----------  ------------
  Class A capital
    transactions..............  $    438,861  $   3,976,100  $    64,363   $   248,237   $ (493,272)  $    (61,115)
                                ------------  -------------  ------------  ------------  -----------  ------------
CLASS B
  Proceeds from shares
    issued....................  $    112,401  $      82,167  $    42,000   $        --   $   36,233   $     57,245
  Dividends reinvested........         9,586          9,232        1,201            --       11,420         15,753
  Cost of shares redeemed.....       (43,108)       (46,328)        (667)           --      (75,847)      (164,490)
                                ------------  -------------  ------------  ------------  -----------  ------------
  Class B capital
    transactions..............  $     78,879  $      45,071  $    42,534   $        --   $  (28,194)  $    (91,492)
                                ------------  -------------  ------------  ------------  -----------  ------------
CLASS C
  Proceeds from shares
    issued....................  $ 16,499,388  $  40,867,076   32,902,207    97,963,538   $3,064,328   $  8,977,205
  Dividends reinvested........     1,294,867      2,097,378    2,054,559       898,945       21,096        120,445
  Cost of shares redeemed.....   (29,191,583)  (114,867,763) (31,132,697)  (27,492,041)  (7,530,046)   (14,166,521)
                                ------------  -------------  ------------  ------------  -----------  ------------
  Class C capital
    transactions..............  $(11,397,328) $ (71,903,309) $ 3,824,069   $71,370,442   $(4,444,622) $ (5,068,871)
                                ------------  -------------  ------------  ------------  -----------  ------------
Net increase (decrease) from
  capital transactions........  $(10,879,588) $ (67,882,138) $ 3,930,966   $71,618,679   $(4,966,088) $ (5,221,478)
                                ============  =============  ============  ============  ===========  ============
SHARE TRANSACTIONS:
CLASS A
  Issued......................       330,634        783,712       51,145        38,602          741         21,213
  Reinvested..................        25,782         29,185        2,143           715       15,966         18,069
  Redeemed....................      (314,397)      (415,464)     (46,395)      (14,029)     (65,894)       (45,807)
                                ------------  -------------  ------------  ------------  -----------  ------------
  Change in Class A Shares....        42,019        397,433        6,893        25,288      (49,187)        (6,525)
                                ------------  -------------  ------------  ------------  -----------  ------------
CLASS B
  Issued......................        11,137          8,386        4,289            --        3,503          5,589
  Reinvested..................           970            943          121            --        1,124          1,559
  Redeemed....................        (4,300)        (4,762)         (67)           --       (7,291)       (16,399)
                                ------------  -------------  ------------  ------------  -----------  ------------
  Change in Class B Shares....         7,807          4,567        4,343            --       (2,664)        (9,251)
                                ------------  -------------  ------------  ------------  -----------  ------------
CLASS C
  Issued......................     1,661,828      4,163,117    3,351,582    10,065,921      299,773        891,212
  Reinvested..................       131,024        213,420      208,326        92,808        2,075         11,968
  Redeemed....................    (2,952,876)   (11,700,031)  (3,149,547)   (2,836,652)    (739,165)    (1,409,004)
                                ------------  -------------  ------------  ------------  -----------  ------------
  Change in Class C Shares....    (1,160,024)    (7,323,494)     410,361     7,322,077     (437,317)      (505,824)
                                ------------  -------------  ------------  ------------  -----------  ------------
Net increase (decrease) from
  share transactions..........    (1,110,198)    (6,921,494)     421,597     7,347,365     (489,168)      (521,600)
                                ============  =============  ============  ============  ===========  ============

(a) For the period from May 11, 1999 (commencement of operations for Classes A and C) to April 30, 2000.
(b) For the year May 1, 2000 to April 30, 2001 (Classes A and C), and the period June 12, 2000 (commencement of operations) to April 30, 2001 for Class B.

                                    CONTINUED

CENTURA FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 APRIL 30, 2001

 7. FEDERAL INCOME TAX INFORMATION (UNAUDITED)
    During the year ended April 30, 2001, the North Carolina Tax-Free Bond Fund paid tax-exempt income distributions in the amount of $1,481,383.

   During the year ended April 30, 2001, long-term capital gain distributions declared and dividends received deduction available to corporations are as follows:

                                             LONG-TERM 20%  DIVIDENDS RECEIVED DEDUCTION
                                             -------------  ----------------------------
   Large Cap Equity Fund...................   $11,296,735                    75.50%
   Mid Cap Equity Fund.....................    21,259,793                    29.24%
   Small Cap Equity Fund...................       566,293                     9.36%

 8. SUBSEQUENT EVENT

    Centura Banks, Inc. entered into a definitive merger agreement with Royal Bank of Canada ("RBC"), whereby RBC acquired Centura Banks, Inc. through the conversion of shares of Centura Banks, Inc. into shares of RBC (the Acquisition). The Acquisition was effected on June 5, 2001. To the knowledge of GCM, no changes to the Funds, including their key personnel and management style, will occur as a result of the transaction.

                      END OF NOTES TO FINANCIAL STATEMENTS.

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors of
Centura Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Centura Funds, Inc.--Large Cap Equity Fund, Mid Cap Equity Fund, Small Cap Equity Fund, Government Income Fund, Quality Income Fund, and North Carolina Tax-Free Bond Fund (the Funds), including the schedules of portfolio investments, as of April 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended (the year ended April 30, 2001 and period from May 11, 1999 through April 30, 2000 for the Quality Income Fund). These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the periods ended April 30, 1998 and 1997 were audited by other auditors whose report thereon dated May 22, 1998 expressed an unqualified opinion on the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of April 30, 2001, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising the Centura Funds, Inc. as of April 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended (the year ended April 30, 2001 and period from May 11, 1999 through April 30, 2000 for the Quality Income Fund), in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
June 22, 2001

                                                            [CENTURA FUNDS LOGO]

                                               FOR ADDITIONAL INFORMATION ON THE
                                                             CENTURA FUNDS, CALL
                                                                1-800-44-CENTURA
                                                                  (800-442-3688)

                                                              INVESTMENT ADVISER
                                             GLENWOOD CAPITAL MANAGEMENT COMPANY
                                                         131 NORTH CHURCH STREET
                                                           ROCKY MOUNT, NC 27802

                                                                       CUSTODIAN
                                                                    CENTURA BANK
                                                         131 NORTH CHURCH STREET
                                                           ROCKY MOUNT, NC 27802

                                                       ADMINISTRATOR AND SPONSOR
                                                       BISYS FUND SERVICES, INC.
                                                               3435 STELZER ROAD
                                                              COLUMBUS, OH 43219

                                                                     DISTRIBUTOR
                                                 CENTURA FUNDS DISTRIBUTOR, INC.
                                                               3435 STELZER ROAD
                                                              COLUMBUS, OH 43219

                                                                   LEGAL COUNSEL
                                                          DECHERT PRICE & RHOADS
                                                            1775 EYE STREET N.W.
                                                          WASHINGTON, D.C. 20006

                                                            INDEPENDENT AUDITORS
                                                                        KPMG LLP
                                                            TWO NATIONWIDE PLAZA
                                                            COLUMBUS, OHIO 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF CENTURA FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE FUNDS' SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE FUNDS' CURRENT PROSPECTUS.

INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. CENTURA FUNDS ARE NOT DEPOSITS, GUARANTEED BY OR OBLIGATIONS OF CENTURA BANK OR ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

6/01